RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of risk management [abstract]
Disclosure of risk management [text block]

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular, Corficolombiana and Porvenir manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in the key processes across Grupo Aval with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process that aims to identify, measure, monitor and control, as part of the daily activities, all the risks that Grupo Aval is exposed to.

Lines of Defense: in addition to the roles of Executive Officers in managing risk, management has ownership and accountability across the three lines of defense: (1) First Line: Business Units, (2) Second Line: mainly concentrated in the Independent Risk Management units and (3) Third line: Corporate Audit.

●	Business Units: Include the business lines as well as the Technology and Operations areas which are responsible for appropriate assessment and effective management of all risks associated with their processes.
●	Independent Risk Management Units: Risk management areas include risk management and compliance departments. Grupo Aval has other control functions that are not part of these areas but are also key in risk mitigation of non-financial risks, including legal, human resources and certain activities within the financial and administrative processes.
●	Corporate Audit: Corporate audit maintains its independence from the first and second lines by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key financial risks that are inherent to the business activities of the subsidiaries:

Financial risks

i)	Credit risk: the risk of financial loss if a debtor fails to meet their contractual obligations.
ii)	Market risk: the risk of loss arising from potential adverse changes in the value of the subsidiaries in the financial sector assets and liabilities or future results, arising as a result of changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.
iii)	Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the financial assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).
iv)	Interest rate risk: it is the current or potential risk to equity and profits that arise from adverse movements in interest rates, which affect the positions of the banking book.

Additionally, the risk areas are responsible for supporting capital management by determining risk levels of the calculation of capital adequacy requirements, impact assessment of the risk materialization on compliance with capital levels and determining the levels of risk appetite.

Objective and general guidelines of financial risk management

Grupo Aval’s and its subsidiaries’ of the financial sector objective is to maximize returns for its investors through strong risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for the approval of commercial lending of significant amounts.
c)	Extensive and in-depth industry and market knowledge, as a result of sound leadership and experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
●	Compliance with know-your-customer policies.
●	Commercial loans credit structure based on clear identification of sources of repayment as well as cash flow generation capacity of the borrower.
e)	Use of similar credit analysis tools for analysis across Grupo Aval’s subsidiaries of financial sector.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models and up-to-date credit ratings to ensure quality growth of loans with high credit quality.
i)	Conservative policies in terms of:
●	trading portfolio composition with bias towards lower volatility instruments,
●	proprietary trading position, and
●	variable compensation for the trading staff.
j)	Control the position-level exposures based on market risk sensitivities (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties.
k)	Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties.
l)	Control and follow up on the funding and liquidity risk with independent oversight. This includes setting limits related to high quality liquid assets and maturity concentration of financial liabilities among others.
m)	Ensuring compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.
n)	Use of our market presence in the identification and implementation of best practices for operational risk management.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above, which are transmitted to all subsidiaries of the financial sector and business units. The strategy related to risk management is supported by the following guidelines:

a)	In all of Grupo Aval´s subsidiaries of the financial sector, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide enough independence and autonomy for proper risk control.
b)	The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding proposal resolution, and continuous participation of senior management in management of different risks.
c)	Grupo Aval has corporate policies for the risks to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.
d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, ensure compliance with the approved policies and implement appropriate corrective actions as and when necessary.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture has been integrated throughout the organization, consisting of a series of attitudes, values, skills and guidelines to action.

Interest rate benchmark reform

Due to the Financial Conduct Authority’s (FCA) confirmation that all LIBOR settings will either cease to be provided by any administrator or no longer be representative immediately after 31 December 2021, in the case of all sterling, euro, Swiss franc and Japanese yen settings, and the 1-week and 2-month US dollar settings; and immediately after 30 June 2023, in the case of the remaining settings; the entities worldwide were forced to transfer their LIBOR-indexed positions to new reference interest rates which could maintain the representativeness and depth of the “old” LIBOR.

On July 29, 2021, the Alternative Reference Rates Committee (ARRC) announced its recommendation for the use of the Chicago Mercantile Exchange (CME) SOFR term rates (TERM SOFR), following the completion of a key change in the trading agreements between market intermediaries on July 26, 2021, under the SOFR First initiative, in which it was recommended to stop using “USD LIBOR” and use “SOFR” for linear swap trading. With this initiative the transition was accelerated in all types of products, and furthermore, ARRC's recommendation on the use of the Term SOFR has facilitated the shift towards SOFR lending. According to the ARRC, the transition has proceeded smoothly, particularly in financial derivatives, consumer loans and floating rate markets. The market sees fluent progress in commercial lending and securitization markets, seeing further momentum towards SOFR-indexed issuance.

During 2022, the markets have evidenced a successful transition process after the closing of operations in EUR LIBOR, CHF LIBOR, YEN LIBOR and GBP LIBOR despite some challenges faced by financial institutions regarding the selection of reference rates and renegotiation of contracts indexed to the previous reference rates. Regarding USD, LIBOR more than half of companies are already trading SOFR-indexed products. On May 5, 2022, CME Group launched the SOFR First initiative for option contracts to accelerate the transition in this type of products.

Back in 2021, Grupo Aval established certain principles and good practices which its financial subsidiaries had to adopt to ensure that the portfolio of credits, loans, deposits and derivative contracts that were previously indexed to LIBOR rates made an adequate transition to the new reference rates. The subsidiaries and affiliates of Grupo Aval, depending on the size of the portfolio and the nature of the business, had to form a governance structure that would be responsible for controlling and supervising the execution of a work plan, which in turn would allow (i) identification and measurement of indexed products, (ii) risk identification, assessment and control, (iii) operational and information technology readiness, (iv) preparation of legal contracts, (v) communication with stakeholders, (vi) training strategies and  (vi) monitoring and periodic reporting to its governing bodies.

The implementation of these principles and good practices within the group entities resulted in the approval of policies and  documentation of processes and procedures ensuring  settlement of active and passive loans at the new market reference rates, offering and administration of products indexed to SOFR, incorporation of fallback clauses in the current contracts for the replacement of the LIBOR rate with the SOFR alternative, training of the commercial force and communication to current customers.

The amount of the contracts that Grupo Aval and its subsidiaries have indexed to LIBOR rates that will expire in June 2023 and the amount of the contracts that have included fallback clauses for the December 31, 2022 and 2021 cut-off are shown below:

Non-derivative financial assets and liabilities.

During 2022 and 2021, the Group had the following LIBOR exposures concerning non-derivative financial assets and loan portfolio subject to LIBOR benchmarks. The following table shows the value of non-derivative financial assets and liabilities indexed at LIBOR rates in millions of dollars and millions of Colombian pesos:

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI	US$.	—	US$.	—	US$.	—	US$.	173.57	US$.	173.57	US$.	114.03
Debt securities at amortized cost		42.60		42.60		—		40.14		39.53		—
Commercial loan		265.99		250.27		93.76		3,795.18		2,153.01		648.03
Consumer loan		1.41		1.41		—		376.64		366.47		153.71
Mortgage loan		0.38		0.38		—		1,364.86		1,362.16		373.44
Total financial assets indexed to Libor references	US$.	310.38	US$.	294.66	US$.	93.76	US$.	5,750.39	US$.	4,094.74	US$.	1,289.21
Liabilities
Time deposits	US$.	—	US$.	—	US$.	—	US$.	30.00	US$.	—	US$.	—
Borrowing from banks and others		376.30		347.30		45.62		3,152.34		1,884.77		884.52
Borrowing from development entities		1.09		0.67		—		2.68		1.04		—
Total Liabilities	US$.	377.39	US$.	347.97	US$.	45.62	US$.	3,185.02	US$.	1,885.81	US$.	884.52

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Assets
Debt securities FVOCI	Ps.	—	Ps.	—	Ps.	—	Ps.	691,014	Ps.	691,014	Ps.	453,954
Debt securities at amortized cost		204,905		204,905		—		159,807		157,374		—
Commercial loan		1,279,449		1,203,822		451,004		15,028,710		8,575,044		2,580,902
Consumer loan		6,788		6,788		—		1,499,453		1,458,972		611,950
Mortgage loan		1,816		1,816		—		5,433,713		5,422,963		1,486,718
Total financial assets indexed to Libor references	Ps.	1,492,958	Ps.	1,417,331	Ps.	451,004	Ps.	22,812,697	Ps.	16,305,367	Ps.	5,133,524
Liabilities
Time deposits	Ps.	—	Ps.	—	Ps.	—	Ps.	119,435	Ps.	—	Ps.	—
Borrowing from banks and others		1,810,670		1,671,174		219,459		12,569,745		7,504,316		3,521,789
Borrowing from development entities		5,257		3,220		—		11,511		4,892		—
Total Liabilities	Ps.	1,815,927	Ps.	1,674,394	Ps.	219,459	Ps.	12,700,691	Ps.	7,509,208	Ps.	3,521,789

Derivatives and hedge accounting

Grupo Aval´s subsidiaries maintain trading derivatives and risk management hedges indexed at LIBOR rates. Certain derivatives held for risk management purposes are designated in hedging relationships. Interest rate swap and cross-currency swap contracts have floating legs that are indexed to LIBOR benchmarks. The following table shows the value of derivative and hedge accounting indexed at LIBOR rates in millions of dollars and millions of Colombian pesos:

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps	US$.	1.86	US$.	1.67	US$.	1.86	US$.	0.56	US$.	0.15	US$.	—
Cross-currency swaps		15.02		7.55		15.02		6.59		2.25		—
Total	US$.	16.88	US$.	9.22	US$.	16.88	US$.	7.15	US$.	2.40	US$.	0.00
Trading derivative liabilities
Interest rate swaps	US$.	2.30	US$.	2.12	US$.	2.30	US$.	2.50	US$.	1.55	US$.	—
Cross-currency swaps		23.63		14.37		23.63		17.55		7.32		—
Total	US$.	25.93	US$.	16.49	US$.	25.93	US$.	20.05	US$.	8.87	US$.	0.00
Derivatives held for risk management
Interest rate swaps	US$.	0.53	US$.	0.16	US$.	0.16	US$.	21.42	US$.	20.50	US$.	20.50
Total	US$.	0.53	US$.	0.16	US$.	0.16	US$.	21.42	US$.	20.50	US$.	20.50

		December 31, 2022						December 31, 2021
		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause		Total Amount of Contracts		Total amount of contracts expiring after June, 2023		Amount with appropriate fallback clause
Derivatives and hedge accounting
Trading derivative assets
Interest rate swaps	Ps.	8,949	Ps.	8,014	Ps.	8,949	Ps.	2,217	Ps.	593	Ps.	—
Cross-currency swaps		72,240		36,298		72,240		26,225		8,950		—
Total	Ps.	81,189	Ps.	44,312	Ps.	81,189	Ps.	28,442	Ps.	9,543	Ps.	—
Trading derivative liabilities
Interest rate swaps	Ps.	11,063	Ps.	10,182	Ps.	11,063	Ps.	9,937	Ps.	6,179	Ps.	—
Cross-currency swaps		113,650		69,114		113,650		69,858		29,133		—
Total	Ps.	124,713	Ps.	79,296	Ps.	124,713	Ps.	79,795	Ps.	35,312	Ps.	—
Derivatives held for risk management
Interest rate swaps	Ps.	2,585	Ps.	786	Ps.	786	Ps.	85,294	Ps.	81,614	Ps.	81,614
Total	Ps.	2,585	Ps.	786	Ps.	786	Ps.	85,294	Ps.	81,614	Ps.	81,614

The values corresponding to December 2021 were adjusted after the spin-off of BAC Holding, the details of which are explained in note 1.1 “Discontinued operations of BAC Holding”.

Disclosure of risk management, credit risk [text block]
Financial Risk Review

4.1          Credit Risk

Exposure to credit risk as of December 31, 2022 presents a decrease due to the spin-off of BAC Holding. See Note 1.1 "Discontinued operations of BAC Holding".

4.1.1          Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of a failure of a debtor to meet their contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the consolidated statement of financial position of Grupo Aval as of December 31, 2022 and 2021 as follows:

Assets	December 31, 2022		December 31, 2021
Cash and cash equivalents (*)	Ps.	13,234,832	Ps.	30,245,268
Trading investments in debt securities		3,760,887		4,741,287
Investments in debt securities mandatorily at FVTPL		1,378		—
Investments in debt securities at FVOCI		22,461,805		37,493,866
Investments in debt securities at amortized cost		9,771,492		5,775,070
Derivatives instruments		2,041,405		1,162,909
Hedging derivatives		20,854		44,248
Loans
Commercial		104,775,099		122,027,804
Consumer		59,419,444		76,889,145
Mortgage		17,883,355		29,120,316
Microcredit		267,720		317,739
Interbank and overnight funds		5,967,743		3,218,433
Other accounts receivable FVTPL		3,507,231		3,228,480
Other accounts receivable at amortized cost		20,255,758		16,181,527
Total financial assets with credit risk	Ps.	263,369,003	Ps.	330,446,092
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		4,679,653		4,886,575
Credit commitments		26,328,516		43,049,746
Total exposure to credit risk outside of the statement of financial position	Ps.	31,008,169	Ps.	47,936,321
Total maximum exposure to credit risk	Ps.	294,377,172	Ps.	378,382,413
(*)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h)

With regard to guarantees and commitments to extend credit amounts, the maximum credit risk exposure is the amount of a commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activities, which includes commercial, consumer, mortgage and microcredit credit lending, and treasury activities including interbank loans, investment portfolio management, derivatives and foreign currency trading activities among others. Despite being independent businesses, the nature of insolvency risk of a borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

4.1.1.A.  Loan portfolio disclosure

Loans are recorded at amortized cost in the statement of financial position, and are classified as commercial, consumer, mortgage, microcredit and interbank and overnight funds. The following table presents the portfolio balances, provision balances and net value portfolio by segment:

December 31, 2022

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	110,742,842	Ps.	5,494,190	Ps.	105,248,652
Interbank and overnight funds		5,967,743		1,444		5,966,299
Client portfolio		104,775,099		5,492,746		99,282,353
Consumer		59,419,444		3,311,912		56,107,532
Residential mortgage		17,883,355		352,441		17,530,914
Microcredit		267,720		38,971		228,749
Total portfolio	Ps.	188,313,361	Ps.	9,197,514	Ps.	179,115,847

December 31, 2021

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	125,246,237	Ps.	5,857,131	Ps.	119,389,106
Interbank and overnight funds		3,218,433		2,386		3,216,047
Client portfolio		122,027,804		5,854,745		116,173,059
Consumer		76,889,145		4,581,004		72,308,141
Residential mortgage		29,120,316		732,407		28,387,909
Microcredit		317,739		105,070		212,669
Total portfolio	Ps.	231,573,437	Ps.	11,275,612	Ps.	220,297,825

4.1.1.B Loan portfolio given as collateral

In 2022 and 2021, there were no portfolio operations delivered as collateral in resource auction operations with Banco República.

4.1.2          Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the credit manual, both for commercial banking activities and treasury activities. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral or guarantees offered by the client. The Board of Directors of each bank has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and credit review.

Additionally, for the approval of credits, certain considerations are taken into account including but not limited to, the probability of default, the recovery percentage of guarantees received, current customer exposure and tenor & concentration by economic sector.

Regarding treasury operations, the Boards of Directors of the financial subsidiaries approve lines of credit for counterparties. Risk control is essentially carried out through three mechanisms: periodic approval of lines of credit, evaluation of the conditions of the issuers at least annually and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as the holding entity, oversees the implementation of appropriate risk management controls at the financial subsidiaries through the Corporate Risk Unit and has established upward loan reporting processes. The holding’s risk management staff meets on a periodically basis to discuss Grupo Aval subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among its banks to effectively leverage the combined equity of its banks and manage any risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the credit vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Credit and Treasury Risk Committee and the Board of Directors of each entity. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector in Colombia has two models for evaluating credit risk for the approval of commercial loans. The first is the financial ratings model, which consists of statistical models based on the client´s financial information, which are used in the approval process and for portfolio management and monitoring. The second model is based on the client´s financial ratings and their historical payment behavior with the bank.

For retail loans (including mortgage loans and auto loans) models are based on product line characteristic, sociodemographic variables and the historical payment behavior of the clients with the bank and the financial sector.

As a result of the changes caused by the national and international economic and political situation, since the beginning of 2020 it was necessary to review and adjust origination strategies, along with approved debt limits in accordance with individual risk analysis, especially for customers identified in high-risk sectors.

4.1.3          Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and credit risk review of each financial subsidiary is carried out in several steps including portfolio analysis by vintages, risk level rating, permanent high-risk clients’ review, restructuring processes of operations and the receipt of foreclosed assets as payment.

Periodically the financial subsidiaries classify each client in one of these risk categories: Category A-Normal, B Acceptable, C-Appreciable, D-Significant and E- Non - recoverability, based on the statistical models that each subsidiary has.

In addition, each financial subsidiary evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

At least once a year, each financial subsidiary carries out an individual analysis of credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above.

Each risk category is explained as follows:

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

8	> 90%	Non-recoverability	Deemed uncollectible.
(*)    Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is managed through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2022 and 2021, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.5) (ix) and explained in detail in Note 4.1.5 (Measurement of Expected Credit Loss).

Total Portfolio

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	157,604,134	Ps.	1,939,187	Ps.	1,204	Ps.	159,544,525
7.5% - 15%		4,875,905		2,088,694		4		6,964,603
15% - 22.5%		2,174,448		869,741		16		3,044,205
22.5% - 30%		109,505		3,766,407		26		3,875,938
30% - 45%		56,951		1,801,667		80		1,858,698
45% - 60%		34,363		412,814		43		447,220
60% - 90%		48,319		855,614		3,602		907,535
> 90%		2,398		40,784		11,627,455		11,670,637
TOTAL	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	180,615,328	Ps.	6,434,636	Ps.	384	Ps.	187,050,348
7.5% - 15%		9,118,305		3,280,770		189		12,399,264
15% - 22.5%		789,446		3,489,521		25		4,278,992
22.5% - 30%		140,222		2,465,098		37		2,605,357
30% - 45%		127,038		3,506,321		99		3,633,458
45% - 60%		18,134		5,499,764		279		5,518,177
60% - 90%		5,510		2,120,466		1,066		2,127,042
> 90%		5,138		101,997		13,853,664		13,960,799
TOTAL	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

Commercial – Client portfolio

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	86,598,567	Ps.	779,368	Ps.	9	Ps.	87,377,944
7.5% - 15%		2,822,740		1,381,629		—		4,204,369
15% - 22.5%		471,990		155,459		—		627,449
22.5% - 30%		44,608		2,870,642		6		2,915,256
30% - 45%		2,642		206,391		—		209,033
45% - 60%		15,250		38,374		6		53,630
60% - 90%		2,336		235,002		683		238,021
> 90%		101		5,229		9,144,067		9,149,397
TOTAL	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	97,948,422	Ps.	3,979,842	Ps.	28	Ps.	101,928,292

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
7.5% - 15%		2,351,842		469,870		188		2,821,900
15% - 22.5%		441,936		1,650,110		—		2,092,046
22.5% - 30%		44,434		1,019,403		—		1,063,837
30% - 45%		48,970		965,305		—		1,014,275
45% - 60%		15,318		3,600,621		164		3,616,103
60% - 90%		5,195		57,424		—		62,619
> 90%		2,263		5,400		9,421,069		9,428,732
TOTAL	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804

Consumer

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,264,495	Ps.	1,077,991	Ps.	1,193	Ps.	50,343,679
7.5% - 15%		1,524,921		614,921		4		2,139,846
15% - 22.5%		1,578,584		241,505		16		1,820,105
22.5% - 30%		59,316		808,475		19		867,810
30% - 45%		53,242		1,465,667		78		1,518,987
45% - 60%		6,671		196,343		34		203,048
60% - 90%		41,647		488,980		2,915		533,542
> 90%		252		35,081		1,957,094		1,992,427
TOTAL	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	57,159,315	Ps.	2,084,770	Ps.	356	Ps.	59,244,441
7.5% - 15%		6,187,490		1,508,771		1		7,696,262
15% - 22.5%		319,342		772,795		24		1,092,161
22.5% - 30%		70,402		1,143,141		35		1,213,578
30% - 45%		70,804		1,547,538		83		1,618,425
45% - 60%		1,297		1,129,306		115		1,130,718
60% - 90%		215		1,550,628		1,063		1,551,906
> 90%		2,875		91,777		3,247,002		3,341,654
TOTAL	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145

Mortgage

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	15,619,231	Ps.	81,828	Ps.	2	Ps.	15,701,061
7.5% - 15%		520,960		92,144		—		613,104
15% - 22.5%		83,260		472,777		—		556,037
22.5% - 30%		2,201		86,928		1		89,130
30% - 45%		776		116,377		2		117,155
45% - 60%		—		178,097		3		178,100
60% - 90%		—		131,170		4		131,174
> 90%		—		474		497,120		497,594
TOTAL	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	22,224,572	Ps.	369,997	Ps.	—	Ps.	22,594,569
7.5% - 15%		476,755		1,302,129		—		1,778,884
15% - 22.5%		22,014		1,066,616		1		1,088,631
22.5% - 30%		12,899		301,834		2		314,735
30% - 45%		6,909		991,992		16		998,917
45% - 60%		—		769,729		—		769,729
60% - 90%		—		471,393		3		471,396
> 90%		—		4,820		1,098,635		1,103,455
TOTAL	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316

Microcredit

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	154,099	Ps.	—	Ps.	—	Ps.	154,099
7.5% - 15%		7,284		—		—		7,284
15% - 22.5%		40,614		—		—		40,614
22.5% - 30%		3,380		362		—		3,742
30% - 45%		291		13,232		—		13,523
45% - 60%		12,442		—		—		12,442
60% - 90%		4,336		462		—		4,798
> 90%		2,045		—		29,173		31,218
TOTAL	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	66,191	Ps.	27	Ps.	—	Ps.	66,218
7.5% - 15%		100,613		—		—		100,613
15% - 22.5%		6,154		—		—		6,154
22.5% - 30%		12,487		720		—		13,207
30% - 45%		355		1,486		—		1,841
45% - 60%		1,519		108		—		1,627
60% - 90%		100		41,021		—		41,121
> 90%		—		—		86,958		86,958
TOTAL	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739

Interbank and overnight funds

December 31, 2022
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	5,967,742	Ps.	—	Ps.	—	Ps.	5,967,742
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		1		1
TOTAL	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743

December 31, 2021
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	3,216,828	Ps.	—	Ps.	—	Ps.	3,216,828
7.5% - 15%		1,605		—		—		1,605
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433

Loan commitments and financial guarantee contracts

	December 31, 2022
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	26,786,851	Ps.	249,902	Ps.	69	Ps.	27,036,822
7.5% - 15%		286,943		1,053,719		10		1,340,672
15% - 22.5%		10,450		1,865,391		98		1,875,939
22.5% - 30%		2,033		232,787		180		235,000
30% - 45%		1,469		303,823		777		306,069
45% - 60%		83		79,811		700		80,594
60% - 90%		532		47,631		728		48,891
> 90%		—		13		84,169		84,182
TOTAL	Ps.	27,088,361	Ps.	3,833,077	Ps.	86,731	Ps.	31,008,169

	December 31, 2021
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	43,415,038	Ps.	263,329	Ps.	667	Ps.	43,679,034
7.5% - 15%		1,495,285		117,201		75		1,612,561
15% - 22.5%		38,875		2,034,625		153		2,073,653
22.5% - 30%		16,802		80,460		404		97,666
30% - 45%		5,874		114,349		1,478		121,701
45% - 60%		442		175,708		1,408		177,558
60% - 90%		199		69,091		1,274		70,564
> 90%		30		1,023		102,531		103,584
TOTAL	Ps.	44,972,545	Ps.	2,855,786	Ps.	107,990	Ps.	47,936,321

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit ratings agency. A financial asset is considered investment grade if its credit rating is

BBB- or higher by Standard & Poor's or Fitch Ratings scale, Baa3 or higher by Moody's scale, F3 or higher by Fitch Ratings Colombia S.A or BRC3 or higher by BRC of Colombia. Otherwise, the financial asset is considered speculative.

a)	Trading investment in debt securities

	December 31, 2022		December 31, 2021
Investment grade
Sovereign (*)	Ps.	2,721,755	Ps.	2,809,142
Other public entities (**)		12,202		11,219
Corporate		112		114
Financial entities		178,584		544,748
Total investment grade	Ps.	2,912,653	Ps.	3,365,223
Speculative grade
Sovereign (*)	Ps.	157,246	Ps.	162,673
Other public entities (**)		181,948		238,291
Corporate		33,880		41,385
Financial entities		473,223		931,728
Multilaterals		1,873		1,923
Total Speculative grade	Ps.	848,170	Ps.	1,376,000
Without grade or not available
Corporate	Ps.	64	Ps.	64
Total without grade or not available	Ps.	64	Ps.	64
	Ps.	3,760,887	Ps.	4,741,287
(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities, including public administrations in general including regional and local governments.

b)	Investments in debt securities mandatorily at FVTPL

	December 31, 2022		December 31, 2021
Investment grade
Corporate	Ps.	1,378	Ps.	—
Total investment grade	Ps.	1,378	Ps.	—

c)	Investments in debt securities at FVOCI

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	16,247,220	Ps.	—	Ps.	—	Ps.	16,247,220
Other public entities (**)		109,246		—		—		109,246
Central banks		194,098		—		—		194,098
Corporate		124,587		—		—		124,587
Financial entities		840,545		—		—		840,545
Multilaterals		477,890		—		—		477,890
Total investment grade	Ps.	17,993,586	Ps.	—	Ps.	—	Ps.	17,993,586
Speculative grade
Sovereign (*)	Ps.	2,702,107	Ps.	—	Ps.	—	Ps.	2,702,107
Other public entities (**)		680,002		—		—		680,002
Corporate		245,734		—		—		245,734
Financial entities		782,359		—		—		782,359
Multilaterals		25,062		—		—		25,062
Total speculative grade	Ps.	4,435,264	Ps.	—	Ps.	—	Ps.	4,435,264
Without Grade or Not available
Financial Entities	Ps.	32,955	Ps.	—	Ps.	—	Ps.	32,955
Total Without Grade or Not available	Ps.	32,955	Ps.	—	Ps.	—	Ps.	32,955
	Ps.	22,461,805	Ps.	—	Ps.	—	Ps.	22,461,805
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2021
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	17,412,750	Ps.	—	Ps.	—	Ps.	17,412,750
Other public entities (**)		132,804		—		—		132,804
Central banks		251,370		—		—		251,370
Corporate		382,041		—		—		382,041
Financial entities		2,076,597		—		—		2,076,597
Multilaterals		437,262		—		—		437,262
Total investment grade	Ps.	20,692,824	Ps.	—	Ps.	—	Ps.	20,692,824
Speculative grade
Sovereign (*)	Ps.	11,391,676	Ps.	—	Ps.	—	Ps.	11,391,676
Other public entities (**)		690,109		—		—		690,109
Central banks		1,606,349		—		—		1,606,349
Corporate		545,247		—		—		545,247
Financial entities		2,124,321		—		—		2,124,321
Multilaterals		25,085		—		—		25,085
Total speculative grade	Ps.	16,382,787	Ps.	—	Ps.	—	Ps.	16,382,787
Without Grade or Not available
Corporate	Ps.	414,249	Ps.	—	Ps.	—	Ps.	414,249
Financial entities		4,006		—		—		4,006
Total Without Grade or Not available	Ps.	418,255	Ps.	—	Ps.	—	Ps.	418,255
	Ps.	37,493,866	Ps.	—	Ps.	—	Ps.	37,493,866
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

d)	Investments in debt securities at amortized cost

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,333,070	Ps.	—	Ps.	—	Ps.	2,333,070
Financial entities		29,026		—		—		29,026
Total investment grade	Ps.	2,362,096	Ps.	—	Ps.	—	Ps.	2,362,096
Speculative grade
Other public entities (**)	Ps.	4,509,839	Ps.	—	Ps.	—	Ps.	4,509,839
Corporate		72,390		—		—		72,390
Financial Entities		2,520,330		—		—		2,520,330
Total speculative grade	Ps.	7,102,559	Ps.	—	Ps.	—	Ps.	7,102,559
Without Grade or Not available
Corporate	Ps.	157,338	Ps.	80,199	Ps.	—	Ps.	237,537
Financial Entities		43,851		25,449		—		69,300
Total Without Grade or Not available	Ps.	201,189	Ps.	105,648	Ps.	—	Ps.	306,837
	Ps.	9,665,844	Ps.	105,648	Ps.	—	Ps.	9,771,492
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2021
		Stage 1		Stage 2			Stage 3		Total
Investment grade
Sovereign (*)	Ps.	1,596,941	Ps.	—		Ps.	—	Ps.	1,596,941
Financial entities		12,096		—			—		12,096
Total investment grade	Ps.	1,609,037	Ps.	—		Ps.	—	Ps.	1,609,037
Speculative grade
Other public entities (**)	Ps.	3,696,298	Ps.	—	Ps.		—	Ps.	3,696,298
Corporate		67,332		—			—		67,332
Financial entities		55,657		—			—		55,657
Total speculative grade	Ps.	3,819,287	Ps.	—		Ps.	—	Ps.	3,819,287
Without Grade or Not available
Corporate	Ps.	133,149	Ps.	133,262		Ps.	—	Ps.	266,411
Financial Entities		60,488		19,847			—		80,335
Total Without Grade or Not available	Ps.	193,637	Ps.	153,109		Ps.	—	Ps.	346,746
	Ps.	5,621,961	Ps.	153,109		Ps.	—	Ps.	5,775,070
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

e)	Other accounts receivable at FVTPL

	December 31, 2022		December 31, 2021
Investment grade
Sovereign (*)	Ps.	3,507,231	Ps.	3,228,480
Total investment grade	Ps.	3,507,231	Ps.	3,228,480
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

f)	Other accounts receivable at amortized cost

		December 31, 2022
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	—	Ps.	13,231,073
Other accounts receivable related to gas, energy services, contributions and others		1,149,977		123,649		198,941		—		1,472,567
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		5,552,118		5,552,118
Total other receivables	Ps.	14,381,050	Ps.	123,649	Ps.	198,941	Ps.	5,552,118	Ps.	20,255,758

		December 31, 2021
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for corporate customers	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	—	Ps.	10,384,254
Other accounts receivable related to gas, energy services, contributions and others		1,051,546		83,952		159,333		—		1,294,831
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		4,502,442		4,502,442
Total other receivables	Ps.	11,435,800	Ps.	83,952	Ps.	159,333	Ps.	4,502,442	Ps.	16,181,527

Evaluated using general approach

The following table provides information about the exposure to credit risk for other accounts receivable and contract assets for corporate customers as of December 31, 2022, and 2021. The credit quality of these financial assets follows the methodology of the probability of default of debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,653,956	Ps.	—	Ps.	—	Ps.	12,653,956
Financial entities		577,117		—		—		577,117
Total investment grade	Ps.	13,231,073	Ps.	—	Ps.	—	Ps.	13,231,073
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	9,860,003	Ps.	—	Ps.	—	Ps.	9,860,003
Financial entities		524,251		—		—		524,251
Total investment grade	Ps.	10,384,254	Ps.	—	Ps.	—	Ps.	10,384,254
(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk by segment for accounts receivable related to gas and energy services, the methodology used to estimate the ECLs is the same used for Loan and Receivable (See note 4.1.5):

	December 31, 2022
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	120,256	Ps.	20,603	Ps.	22,976	Ps.	163,835
Gas		759,221		95,581		67,255		922,057
Energy		71,471		6,592		95,875		173,938
Other accounts receivable		199,029		873		12,835		212,737
Total segmentation	Ps.	1,149,977	Ps.	123,649	Ps.	198,941	Ps.	1,472,567

	December 31, 2021
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	153,917	Ps.	—	Ps.	—	Ps.	153,917
Gas		656,962		80,326		72,759		810,047
Energy		73,084		3,626		86,574		163,284
Other accounts receivable		167,583		—		—		167,583
Total segmentation	Ps.	1,051,546	Ps.	83,952	Ps.	159,333	Ps.	1,294,831

Evaluated using simplified approach

Grupo Aval uses a probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method based on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately in accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2022 and 2021.

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2022	rate	amount		allowance			impaired
0–30 days past due	0.67%	Ps.	4,884,653	Ps.	32,592	Ps.	—
31–60 days past due	7.94%		94,105		7,471		—
61–90 days past due	12.64%		66,299		8,378		—
More than 90 days past due	61.28%		507,061		310,732		507,061
		Ps.	5,552,118	Ps.	359,173	Ps.	507,061

	Weighted-	Gross
	average loss	carrying		Loss			Credit-
December 31, 2021	rate	amount		allowance			impaired
0–30 days past due	1.24%	Ps.	3,189,052	Ps.	39,473	Ps.	—
31–60 days past due	2.22%		678,002		15,081		—
61–90 days past due	13.42%		56,125		7,534		—
More than 90 days past due	42.49%		579,263		246,102		579,263
		Ps.	4,502,442	Ps.	308,190	Ps.	579,263

The loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

g)	Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivatives and hedge derivatives are as follows.

Credit worthiness	December 31, 2022		December 31, 2021
Investment grade	Ps.	1,257,143	Ps.	986,231
Speculative		4,165		1,504
Without grade or not available		800,951		219,422
Total	Ps.	2,062,259	Ps.	1,207,157

The following table shows an analysis of counterparty credit exposures that arise from derivative transactions. Transactions derived from Grupo Aval are generally fully guaranteed with cash:

Trading derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2022
Derivative assets	Ps.	72,500,745	Ps.	2,041,405	Ps.	29,203,700	Ps.	12,991
Derivative liabilities		62,639,638		1,757,606		20,116,392		11,213
2021
Derivative assets	Ps.	63,868,342	Ps.	1,162,909	Ps.	18,568,369	Ps.	5,441
Derivative liabilities		57,021,642		1,049,910		11,681,893		8,648

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2022
Derivative assets	Ps.	829,105	Ps.	20,854	Ps.	—	Ps.	—
Derivative liabilities		533,829		3,568		—		—
2021
Derivative assets	Ps.	2,077,334	Ps.	44,248	Ps.	1,469,048	Ps.	—
Derivative liabilities		5,001,665		55,813		2,857,279		—

Derivative transactions of Grupo Aval are collateralized by cash of Ps (1,224,414) as of December 31, 2022, and of Ps. (1,012,678) as of December 31, 2021, see note 4.1.10 “Offset of financial assets and financial liabilities”.

h)	Cash and cash equivalents

Grupo Aval held cash and cash equivalents of Ps. 17,032,857 as of December 31, 2022 (2021: Ps. 36,642,829). The cash and cash equivalents are held in central banks and financial institution counterparties. The following table shows an analysis of counterparty credit exposures:

	December 31, 2022		December 31, 2021
Investment grade	Ps.	12,051,274	Ps.	16,351,608
Central bank		4,541,687		5,113,247
Financial entities		7,509,587		11,238,361
Speculative grade		1,148,798		13,820,904
Central bank		2,058		11,200,970
Financial entities		1,146,740		2,619,934
Without grade or not available		34,760		72,756
Financial entities		34,760		72,756
Cash and cash equivalent with third parties	Ps.	13,234,832	Ps.	30,245,268
Cash held by entity (*)	Ps.	3,798,025	Ps.	6,397,561
Total	Ps.	17,032,857	Ps.	36,642,829
(*)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

4.1.4          Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security or guarantees can be a requirement but not a determining factor in approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of their obligations.

Credit risk management includes the following activities:

●	Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For interbank and overnight funds, the Camel Model is used to analyze financial institutions according to six factors represented by capital adequacy, assets quality, management, earnings, liquidity, and sensitivity. For consumer lending (including mortgages and auto financing), scoring models are based on characteristics of each credit line and in terms of clients, sociodemographic variables and payment behavior with both then bank and the financial sector.
●	Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.
●	Evaluation of the liquidity of the collateral security / guarantees received.
The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Mortgage lending

The following tables classify credit exposures for mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount of the loan commitments – to the value of the collateral. The value of the collateral for mortgage loans is based on the collateral value at origination updated based on changes in house price indices.

	December 31, 2022		December 31, 2021
LTV ratio
Less than 50%	Ps.	6,828,495	Ps.	9,023,386
51 – 70%		6,139,066		9,821,038
71 – 90%		3,595,794		8,588,798
91 – 100%		1,019,031		1,347,872
More than 100%		300,969		339,222
Total	Ps.	17,883,355	Ps.	29,120,316

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals

	December 31, 2022		December 31, 2021
LTV ratio
Less than 50%	Ps.	141,621	Ps.	230,561
51 – 70%		184,151		346,707
More than 70%		171,360		521,389
Total	Ps.	497,132	Ps.	1,098,657

As of December 31, 2022, and 2021, the following chart shows the detail of the credit portfolio per type of guarantees received.

									Interbank and
December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	57,471,266	Ps.	53,550,006	Ps.	2,042	Ps.	224,582	Ps.	1,179,355	Ps.	112,427,251
Loans secured by other banks		322,063		774		—		—		—		322,837
Collateralized credits:
Mortgages		988,888		124,990		15,549,938		651		—		16,664,467
Other real estate		13,026,949		260,832		6,494		215		—		13,294,490
Investments in equity instruments		410,669		—		—		—		—		410,669
Deposits in cash or cash equivalents		1,412,983		167,194		—		—		—		1,580,177
Leased machineries and vehicles		8,148,297		18,072		2,266,986		—		—		10,433,355
Fiduciary agreements, standby letters and guarantee funds		9,822,855		31,166		57,895		41,354		—		9,953,270
Pledged income		3,731,465		—		—		—		—		3,731,465
Pledges		3,657,840		5,190,680		—		52		—		8,848,572
Other assets		5,781,824		75,730		—		866		4,788,388		10,646,808
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

									Interbank and
December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	59,158,224	Ps.	66,439,942	Ps.	8,615	Ps.	199,049	Ps.	920,517	Ps.	126,726,347
Loans secured by other banks		130,507		2,873		—		—		—		133,380
Collateralized credits:
Mortgages		722,048		100,014		27,072,481		944		—		27,895,487
Other real estate		26,764,073		1,691,761		5,019		211		—		28,461,064
Investments in equity instruments		446,066		—		—		—		—		446,066
Deposits in cash or cash equivalents		1,970,279		222,014		—		—		—		2,192,293
Leased machineries and vehicles		8,726,191		361,770		1,969,170		—		—		11,057,131
Fiduciary agreements, standby letters and guarantee funds		10,071,120		32,225		64,975		114,188		—		10,282,508
Pledged income		3,814,831		—		—		—		—		3,814,831
Pledges		5,443,246		7,953,877		56		124		—		13,397,303
Other assets		4,781,219		84,669		—		3,223		2,297,916		7,167,027
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

As of December 31, 2022, and 2021, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2022				December 31, 2021
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	22,537,899	Ps.	15,742,699	Ps.	29,813,813	Ps.	27,396,891
Stage 3		2,574,521		2,479,275		2,989,892		2,691,236
	Ps.	25,112,420	Ps.	18,221,974	Ps.	32,803,705	Ps.	30,088,127

4.1.5          Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

●	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held);
●	The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;
●	For mortgages, when the borrower is more than 180 days past due;
●	The borrower is in a state of restructuring, bankruptcy proceedings or business reorganization.
●	In the case of fixed income financial securities, the following concepts among others apply:
-	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale;
-	Contractual payments are not made on the due date;
-	There is a very high probability of suspension of payments;
-	The issuer likely to go bankrupt or file for bankruptcy or similar action; or
-	The financial asset no longer has an active market given its financial difficulties.
In assessing whether a borrower is in default, Grupo Aval considers indicators as follows:

●	Qualitative: e.g. breaches of non-financial covenants;
●	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
●	Based on internally historical or developed data and obtained from external sources.
Inputs used in the assessment of whether a financial instrument is in default may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measures the exposure for individual counterparties, based on the following parameters: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.5 ix).

Measurement of ECL

The measurement of expected credit losses is a calculation that involves an important number of interrelated inputs and assumptions, such as the financial asset’s probability of default, loss given default and exposure at default, which are modelled based on macroeconomic variables. Furthermore, the determination of the ECL requires the application of expert credit judgment to assess the current situation.

As mentioned above, the key inputs for the measurement of ECLs are usually the following variables:

●	Probability of default (PD);
●	Loss given default (LGD); and
●	Exposure at default (EAD).
The estimation of these parameters depends on the credit facility. Loans and receivables methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

PD is the probability that the counterparty defaults in its payment obligations of capital and/or interest. Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit bureaus may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

LGD is an estimate of the loss arising at default, which is computed as a percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the collateral structure, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

The EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. These include a reduction in the limits and the cancellation of the credit.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

●	Instrument type;
●	Credit risk ratings;
●	Collateral type;
●	Date of initial recognition;
●	Remaining term to maturity; and
●	Industry.
The groups are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Credit Risk Model: Loans and receivables

I.          Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

●	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
●	Quantitative aspects such as credits with 30 days past due.
●	Qualitative criteria from analysts is also considered based on expert and supportable information.
The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

●	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
●	The criteria align with the point in time when an asset becomes over 30 days past due;
●	The average time between the identification of a significant increase in credit risk and default appears reasonable;
●	Exposures are not generally transferred directly from 12-month ECL measurement to credit-impaired; and
●	There is unwarranted volatility in loss allowance from transfers between 12-month ECL and lifetime ECL measurements.

II.          PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit bureaus may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The B scenario (base case) represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as budgeting. The other scenarios represent more optimistic (C) and more pessimistic (A) outcomes with their respective probability of occurrence.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

Changes in economic conditions will be monitored by Grupo Aval´s Entities and subsidiaries to be incorporated into the macroeconomic parameters used to prepare stress scenarios and financial projections. Forward looking information was adjusted, recognizing macroeconomic impacts based on the available information about past events, current conditions and forecasts of economic conditions.

The following table presents one-year projections for Colombia made in December 2021, compared to the official data for December 2022:

	2022	2021
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	13.12%	3.39%	4.19%	5.63%
DTF Interest rate	13.42%	4.50%	5.25%	6.50%
GDP Growth	7.50%	3.63%	4.57%	6.19%
Unemployment rate	9.58%	12.81%	11.38%	9.74%

The following table presents one-year projections for Panamá made in December 2021, compared to the official data for December 2022:

	2022	2021
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	2.08%	3.78%	2.86%	2.17%
Nominal interest rate variation	0.01%	0.89%	0.84%	0.37%
GDP Growth	9.48%	3.35%	5.12%	8.03%

The economic scenarios used as of December 31, 2022, and 2021 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	7.93%	7.83%	7.86%	3.39%	4.19%	5.63%
DTF interest rate	8.64%	8.90%	9.36%	4.50%	5.25%	6.50%
GDP Growth	(0.53%)	1.29%	2.37%	3.63%	4.57%	6.19%
Used home prices	(1.48%)	0.07%	1.75%	(2.20%)	1.18%	4.06%
Unemployment rate	11.15%	10.44%	9.46%	12.81%	11.38%	9.74%

The economic scenarios used as of December 31, 2022, and 2021 (one-year projections) include the following expected scenarios of key indicators (among others) for Panamá.

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.23%	3.62%	2.64%	3.78%	2.86%	2.17%
Nominal interest rate variation	1.31%	0.46%	0.32%	0.89%	0.84%	0.37%
GDP Growth	4.00%	4.58%	5.32%	3.35%	5.12%	8.03%

The scenario probability weightings applied as of December 31, 2022, and 2021 in measuring ECL are as follows.

Colombia

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	28%	57%	15%	23%	57%	20%

Panamá

	2022			2021
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	5%	75%	20%	15%	60%	25%

The table below shows the loss allowance on loans assuming each forward-looking scenario (e.g. scenario A, B and C) were weighted 100% instead of applying scenario probability weights across the three scenarios.

		December 31, 2022					December 31, 2021
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	104,775,099	Ps.	104,775,099	Ps.	104,775,099	Ps.	122,027,804	Ps.	122,027,804	Ps.	122,027,804
Consumer		59,419,444		59,419,444		59,419,444		76,889,145		76,889,145		76,889,145
Mortgages		17,883,355		17,883,355		17,883,355		29,120,316		29,120,316		29,120,316
Microcredit		267,720		267,720		267,720		317,739		317,739		317,739
Interbank and overnight founds		5,967,743		5,967,743		5,967,743		3,218,433		3,218,433		3,218,433
Total gross exposure	Ps.	188,313,361	Ps.	188,313,361	Ps.	188,313,361	Ps.	231,573,437	Ps.	231,573,437	Ps.	231,573,437

Loss Allowance for each scenario
Commercial	Ps.	5,390,734	Ps.	5,472,794	Ps.	5,523,548	Ps.	5,720,145	Ps.	5,830,791	Ps.	5,940,469
Consumer		3,248,144		3,338,076		3,370,089		4,410,869		4,599,286		4,766,627
Mortgages		347,828		378,471		352,819		670,926		732,072		785,675
Microcredit		37,614		38,752		40,161		102,434		105,148		107,139
Interbank and overnight founds		10,311		11,275		11,997		7,198		7,279		7,335
Total Loss Allowance	Ps.	9,034,631	Ps.	9,239,368	Ps.	9,298,614	Ps.	10,911,572	Ps.	11,274,576	Ps.	11,607,245
The table below shows the loan portfolio in Stage 2 for each scenario.
Proportion of Assets in Stage 2
Commercial		5.6%		5.9%		5.9%		9.8%		10.1%		10.5%
Consumer		8.0%		8.2%		8.6%		11.3%		12.7%		14.0%
Mortgages		6.3%		6.4%		6.5%		16.9%		17.5%		18.2%
Microcredit		5.2%		5.2%		5.3%		13.7%		13.7%		13.7%
Interbank and overnight founds		—%		—%		—%		—%		—%		—%

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves using of the following data:

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit bureaus.	-Data from credit bureaus.	-Data from credit bureaus.	-Data from credit bureaus.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

III.          LGD – Loss Given Default

LGD is a measure of the likely loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV.          EAD – Exposure at Default

EAD represents the expected exposure from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities

This model estimates the impairment of credit risk in debt securities. In general, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I.          Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

●	Negative changes in external credit ratings.
●	Changes in external market variables such as credit spreads, prices of issuer’s CDS and other prices of debt instruments and equities.
●	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
●	Changes in operational results that can compromise the payment capacity of the issuer.
If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

Objective evidence of impairment is the second step in making changes between stages. It is concluded that there is objective evidence of impairment if one the following situations is met:

●	The external credit rating of the issuance, issuer or counterparty is reduced to D on the Standard & Poor´s and Fitch Ratings scale or up to C on the Moody´s scale.
●	Contractual payments are not made on the established dates, terms or grace periods.
●	There is a certainty of suspension of payments.
●	There is a probability that the issuer or counterparty will go into a bankruptcy process.
●	Due to financial difficulties there is no market for financial assets.

II.          PD – Probability of default

PD depends of the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over the other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit ratings can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis.  If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

PD value tables are available in S&P Global Ratings: “2020 Annual Sovereign Default Study and Rating Transitions” and “2020 Annual Global Corporate Default Study and Rating Transitions Study”.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

●	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
●	If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.
●	If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III.          LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

Grupo Aval´s methodology assigns weights for recovery rates for Sovereigns Debt and Corporates Debt. The recovery rates for Sovereigns. Sovereign debt recovery rates remained at 53% in 2022, also Corporate debt recovery rates increased moderately from 46.9% in 2021 to 47.4% in 2022.

Further information is available and published annually by Moody’s in the “Sovereign default and recovery rates 1983-2020” and “Annual Default Study” reports.

IV.          EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.5 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Credit Risk Model: Other accounts receivable

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

The second one is the general approach, it considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2022 and 2021.

	December 31, 2022
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Commercial loan client portfolio	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	—	Ps.	5,492,746
Consumer loan portfolio		839,904		853,159		1,618,849		—		3,311,912
Mortgage loan portfolio		48,763		52,639		251,039		—		352,441
Microcredit loan portfolio		6,238		4,922		27,811		—		38,971
Interbank loan and overnight founds portfolio		1,444		—		—		—		1,444
Total loan portfolio	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	—	Ps.	9,197,514
Investments in debt securities at amortized cost		28,563		8,367		—		—		36,930
Other accounts receivable		24,977		20,201		140,123		197,115		382,416
Total loss allowance financial assets at amortized cost	Ps.	1,548,427	Ps.	1,454,490	Ps.	6,416,828	Ps.	197,115	Ps.	9,616,860

Investments in debt securities at FVOCI	Ps.	12,686	Ps.	—	Ps.	—	Ps.	—	Ps.	12,686
Loan commitments and financial guarantee contracts		58,160		6,461		289		—		64,910
Total loss allowance	Ps.	1,619,273	Ps.	1,460,951	Ps.	6,417,117	Ps.	197,115	Ps.	9,694,456

	December 31, 2021
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Commercial loan client portfolio	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	—	Ps.	5,854,745
Consumer loan portfolio		1,066,543		1,396,101		2,118,360		—		4,581,004
Mortgage loan portfolio		93,122		286,903		352,382		—		732,407
Microcredit loan portfolio		6,740		13,291		85,039		—		105,070
Interbank loan and overnight founds portfolio		2,386		—		—		—		2,386
Total loan portfolio	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	—	Ps.	11,275,612
Investments in debt securities at amortized cost		3,297		7,401		—		—		10,698
Other accounts receivable		18,939		16,771		129,449		217,643		382,802
Total loss allowance financial assets at amortized cost	Ps.	1,846,682	Ps.	2,727,289	Ps.	6,877,498	Ps.	217,643	Ps.	11,669,112

Investments in debt securities at FVOCI	Ps.	123,978	Ps.	—	Ps.	—	Ps.	—	Ps.	123,978
Loan commitments and financial guarantee contracts		45,916		10,097		6,028		—		62,041
Total loss allowance	Ps.	2,016,576	Ps.	2,737,386	Ps.	6,883,526	Ps.	217,643	Ps.	11,855,131

The table below presents impairment losses per portfolio as of December 31

		2022		2021		2020
Commercial	Ps.	622,783	Ps.	1,224,540	Ps.	1,922,711
Consumer		2,498,699		1,828,400		2,462,803
Mortgage		(25,202)		99,761		111,283
Microcredit		5,497		17,525		76,042
Interbank and overnight funds		(942)		1,535		(135)
Total	Ps.	3,100,835	Ps.	3,171,761	Ps.	4,572,704

		2022		2021		2020
Other receivables	Ps.	78,641	Ps.	71,640	Ps.	65,502

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2022 and 2021.

	December 31, 2022
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	143,728	Ps.	138,324	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	143,728	Ps.	138,324	Ps.	—

With recognized provision
Commercial	Ps.	7,444,017	Ps.	1,554,672	Ps.	3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Subtotal	Ps.	7,460,914	Ps.	1,554,951	Ps.	3,340,570
Totals
Commercial		7,587,745		1,692,996		3,332,063
Consumer		5,913		279		2,337
Residential mortgage		10,983		—		6,170
Repos, interbank loans portfolio		1		—		—
Total	Ps.	7,604,642	Ps.	1,693,275	Ps.	3,340,570

	December 31, 2021
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	234,321	Ps.	226,767	Ps.	—
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	234,321	Ps.	226,767	Ps.	—

With recognized provision
Commercial	Ps.	7,451,781	Ps.	1,611,433	Ps.	3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Subtotal	Ps.	7,453,606	Ps.	1,611,433	Ps.	3,064,182
Totals
Commercial		7,686,102		1,838,200		3,063,079
Consumer		1,825		—		1,103
Repos, interbank loans portfolio		—		—		—
Total	Ps.	7,687,927	Ps.	1,838,200	Ps.	3,064,182

The difference between the value of the loan and the guarantees disclosed in the table above corresponds to unsecured loans valued under the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

●	Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12-month and lifetime ECL;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
●	Impact of the measurement of ECL due to changes made to models and assumptions;
●	Decrease within ECL due to the passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
●	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument.

Total Loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797
Transfers:
Transfer from stage 1 to stage 2		(401,699)		401,699		—		—
Transfer from stage 1 to stage 3		(85,553)		—		85,553		—
Transfer from stage 2 to stage 3		—		(487,522)		487,522		—
Transfer from stage 3 to stage 2		—		73,899		(73,899)		—
Transfer from stage 2 to stage 1		218,863		(218,863)		—		—
Transfer from stage 3 to stage 1		28,827		—		(28,827)		—
Net remeasurement of loss allowance (6)		185,868		1,512,818		2,640,111		4,338,797
New financial assets originated or purchased		420,280		260,743		188,225		869,248
Financial assets that have been derecognized		(364,644)		(150,314)		(120,383)		(635,341)
Unwind of discount (3)		—		—		488,862		488,862
FX and other movements		243		(4,102)		(3,738)		(7,597)
Discontinued operations (1)		(412,820)		1,190,483		886,578		1,664,241
Reclassification BAC (1) (2)		323,942		(686,564)		(681,763)		(1,044,385)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Write-offs		(6,369)		(11,953)		(2,936,129)		(2,954,451)
Loss allowance as of December 31, 2020	Ps.	1,760,076	Ps.	3,039,056	Ps.	6,106,039	Ps.	10,905,171
Transfers:
Transfer from stage 1 to stage 2		(202,725)		202,725		—		—
Transfer from stage 1 to stage 3		(61,953)		—		61,953		—
Transfer from stage 2 to stage 3		—		(811,072)		811,072		—
Transfer from stage 3 to stage 2		—		151,978		(151,978)		—
Transfer from stage 2 to stage 1		207,626		(207,626)		—		—
Transfer from stage 3 to stage 1		45,635		—		(45,635)		—
Net remeasurement of loss allowance (5)		(529,125)		560,032		2,616,359		2,647,266
New financial assets originated or purchased		926,752		274,290		510,673		1,711,715
Financial assets that have been derecognized		(441,892)		(335,489)		(409,840)		(1,187,221)
Unwind of discount (3)		—		1		440,451		440,452
FX and other movements		5,140		14,524		9,488		29,152
Discontinued operations (1)		(274,758)		583,619		990,241		1,299,102
Reclassification BAC (1) (2)		461,534		(570,239)		(915,249)		(1,023,954)
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Loss allowance as of December 31, 2021	Ps.	1,824,446	Ps.	2,703,117	Ps.	6,748,049	Ps.	11,275,612
Transfers:
Transfer from stage 1 to stage 2		(183,333)		183,333		—		—
Transfer from stage 1 to stage 3		(105,447)		—		105,447		—
Transfer from stage 2 to stage 3		—		(625,769)		625,769		—
Transfer from stage 3 to stage 2		—		165,584		(165,584)		—
Transfer from stage 2 to stage 1		377,758		(377,758)		—		—
Transfer from stage 3 to stage 1		98,057		—		(98,057)		—
Net remeasurement of loss allowance (4)		(184,532)		695,126		2,404,266		2,914,860
New financial assets originated or purchased		902,226		316,329		595,011		1,813,566
Financial assets that have been derecognized		(462,600)		(269,020)		(895,971)		(1,627,591)
Unwind of discount (3)		—		28		550,935		550,963
FX and other movements		3,449		28,302		26,477		58,228
Discontinued operations (1)		(3,843)		14,798		253,502		264,457
Loss of control in subsidiary (1)		(640,049)		(1,003,291)		(1,197,326)		(2,840,666)
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Loss allowance as of December 31, 2022	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514
(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(171,007)	Ps.	42	Ps.	73,226	Ps.	(97,739)

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(73,359)	Ps.	588,507	Ps.	139,586	Ps.	654,734

(6)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(203,257)	Ps.	951,565	Ps.	94,477	Ps.	842,785

The following table further explains changes in the gross carrying amount of the loan portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114
Transfers:
Transfer from stage 1 to stage 2		(10,884,862)		10,884,862		—		—
Transfer from stage 1 to stage 3		(1,477,007)		—		1,477,007		—
Transfer from stage 2 to stage 3		—		(1,809,431)		1,809,431		—
Transfer from stage 2 to stage 1		1,911,107		(1,911,107)		—		—
Transfer from stage 3 to stage 2		—		197,795		(197,795)		—
Transfer from stage 3 to stage 1		118,638		—		(118,638)		—
New financial assets originated or purchased		80,348,102		6,663,845		2,498,792		89,510,739
Financial assets that have been paid		(74,679,641)		(2,239,246)		(3,645,906)		(80,564,793)
Net remeasurement of amortized cost and other receivables		(1,355,755)		237,700		2,471,802		1,353,747
Write-offs		(6,369)		(11,953)		(2,936,129)		(2,954,451)
On business combination(3)		12,198,534		390,932		519,752		13,109,218
Discontinued operations (1)		4,960,227		1,134,881		333,176		6,428,284
Reclassification BAC (1) (2)		(7,387,932)		4,977,650		275,129		(2,135,153)
FX and other movements		(462,082)		15,464		18,078		(428,540)
Total portfolio as of December 31, 2020	Ps.	167,489,648	Ps.	26,588,199	Ps.	12,369,318	Ps.	206,447,165
Transfers:
Transfer from stage 1 to stage 2		(10,995,706)		10,995,706		—		—
Transfer from stage 1 to stage 3		(1,463,566)		—		1,463,566		—
Transfer from stage 2 to stage 3		—		(3,879,203)		3,879,203		—
Transfer from stage 2 to stage 1		5,474,571		(5,474,571)		—		—
Transfer from stage 3 to stage 2		—		809,475		(809,475)		—
Transfer from stage 3 to stage 1		333,523		—		(333,523)		—
New financial assets originated or purchased		112,304,857		3,354,034		1,387,110		117,046,001
Financial assets that have been paid		(97,996,142)		(5,649,252)		(3,708,436)		(107,353,830)
Net remeasurement of amortized cost and other receivables		(2,094,986)		723		2,228,841		134,578
Write-offs		(71,864)		(198,682)		(3,275,525)		(3,546,071)
Discontinued operations (1)		5,034,757		866,278		308,754		6,209,789
Reclassification BAC (1) (2)		9,531,734		(1,103,917)		130,807		8,558,624
FX and other movements		3,272,295		589,783		215,103		4,077,181
Total portfolio as of December 31, 2021	Ps.	190,819,121	Ps.	26,898,573	Ps.	13,855,743	Ps.	231,573,437

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(8,276,152)		8,276,152		—		—
Transfer from stage 1 to stage 3		(1,659,371)		—		1,659,371		—
Transfer from stage 2 to stage 3		—		(2,939,477)		2,939,477		—
Transfer from stage 2 to stage 1		8,288,205		(8,288,205)		—		—
Transfer from stage 3 to stage 2		—		646,995		(646,995)		—
Transfer from stage 3 to stage 1		367,294		—		(367,294)		—
New financial assets originated or purchased		138,932,725		2,450,770		1,294,360		142,677,855
Financial assets that have been paid		(104,212,015)		(6,284,621)		(4,053,745)		(114,550,381)
Net remeasurement of amortized cost and other receivables		(1,008,007)		213,598		2,341,971		1,547,562
Write-offs		(131,245)		(404,857)		(2,675,813)		(3,211,915)
Discontinued operations (1)		4,985,907		(1,228,725)		(2,082,045)		1,675,137
Loss of control in subsidiary (1)		(68,298,203)		(8,288,834)		(847,564)		(77,434,601)
FX and other movements		5,097,764		723,539		214,964		6,036,267
Total portfolio as of December 31, 2022	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

The total loan portfolio is composed of commercial loans – client portfolio, consumer loans, mortgage loans, microcredit loans and interbank and overnight funds loan. The following tables show the movement in provision and gross amounts of these portfolios separately:

Commercial – Client portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	692,037	Ps.	213,103	Ps.	3,283,248	Ps.	4,188,388
Transfers:
Transfer from stage 1 to stage 2		(79,114)		79,114		—		—
Transfer from stage 1 to stage 3		(13,838)		—		13,838		—
Transfer from stage 2 to stage 3		—		(102,940)		102,940		—
Transfer from stage 3 to stage 2		—		20,874		(20,874)		—
Transfer from stage 2 to stage 1		92,006		(92,006)		—		—
Transfer from stage 3 to stage 1		6,599		—		(6,599)		—
Net remeasurement of loss allowance (6)		(71,858)		501,454		1,479,078		1,908,674
New financial assets originated or purchased		215,540		115,985		97,730		429,255
Financial assets that have been derecognized		(184,660)		(24,104)		(206,454)		(415,218)
Unwind of discount (3)		—		—		360,126		360,126
FX and other movements		666		(431)		(88)		147
Discontinued operations (1)		(28,412)		128,370		190,407		290,365
Reclassification BAC (1) (2)		29,550		(31,576)		(98,038)		(100,064)
Write-offs		(1,686)		(2,746)		(1,376,835)		(1,381,267)
Loss allowance as of December 31, 2020	Ps.	656,830	Ps.	805,097	Ps.	3,818,479	Ps.	5,280,406
Transfers:
Transfer from stage 1 to stage 2		(46,649)		46,649		—		—
Transfer from stage 1 to stage 3		(8,714)		—		8,714		—
Transfer from stage 2 to stage 3		—		(210,321)		210,321		—
Transfer from stage 3 to stage 2		—		48,748		(48,748)		—
Transfer from stage 2 to stage 1		64,201		(64,201)		—		—
Transfer from stage 3 to stage 1		20,081		—		(20,081)		—
Net remeasurement of loss allowance (5)		(274,271)		275,616		1,050,553		1,051,898
New financial assets originated or purchased		403,839		137,181		280,899		821,919
Financial assets that have been derecognized		(196,873)		(105,018)		(347,386)		(649,277)
Unwind of discount (3)		—		—		291,393		291,393
FX and other movements		5,283		3,020		6,543		14,846
Discontinued operations (1)		(22,433)		99,910		166,165		243,642
Reclassification BAC (1) (2)		58,788		(24,946)		(148,509)		(114,667)
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Loss allowance as of December 31, 2021	Ps.	655,655	Ps.	1,006,822	Ps.	4,192,268	Ps.	5,854,745
Transfers:
Transfer from stage 1 to stage 2		(33,511)		33,511		—		—
Transfer from stage 1 to stage 3		(33,401)		—		33,401		—
Transfer from stage 2 to stage 3		—		(88,123)		88,123		—
Transfer from stage 3 to stage 2		—		61,402		(61,402)		—
Transfer from stage 2 to stage 1		93,285		(93,285)		—		—
Transfer from stage 3 to stage 1		26,793		—		(26,793)		—
Net remeasurement of loss allowance (4)		(124,267)		(192,441)		1,129,665		812,957
New financial assets originated or purchased		392,719		137,383		317,361		847,463
Financial assets that have been derecognized		(213,019)		(109,718)		(714,900)		(1,037,637)
Unwind of discount (3)		—		14		405,090		405,104
FX and other movements		10,954		9,586		21,774		42,314
Discontinued operations (1)		12,101		(2,612)		3,496		12,985
Loss of control in subsidiary (1)		(185,786)		(244,715)		(268,521)		(699,022)
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Loss allowance as of December 31, 2022	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,598)	Ps.	54,452	Ps.	83,149	Ps.	86,003

(5)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	26,567	Ps.	539,703	Ps.	85,264	Ps.	651,534

(6)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(68,131)	Ps.	349,266	Ps.	99,022	Ps.	380,157

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	89,337,399	Ps.	2,767,147	Ps.	6,832,153	Ps.	98,936,699
Transfers:
Transfer from stage 1 to stage 2		(4,246,025)		4,246,025		—		—
Transfer from stage 1 to stage 3		(846,268)		—		846,268		—
Transfer from stage 2 to stage 3		—		(1,079,233)		1,079,233		—
Transfer from stage 2 to stage 1		759,786		(759,786)		—		—
Transfer from stage 3 to stage 2		—		87,186		(87,186)		—
Transfer from stage 3 to stage 1		52,510		—		(52,510)		—
New financial assets originated or purchased		48,319,273		3,865,761		1,216,166		53,401,200
Financial assets that have been paid		(48,092,063)		(1,103,647)		(2,146,439)		(51,342,149)
Net remeasurement of amortized cost and other receivables		110,841		67,585		1,519,273		1,697,699
Write-offs		(1,686)		(2,746)		(1,376,835)		(1,381,267)
On business combination(3)		6,451,352		92,410		421,270		6,965,032
Discontinued operations (1)		1,669,684		173,787		55,840		1,899,311
Reclassification BAC (1) (2)		(985,017)		1,454,036		189,487		658,506
FX and other movements		96,350		35,175		20,382		151,907
Total portfolio as of December 31, 2020	Ps.	92,626,136	Ps.	9,843,700	Ps.	8,517,102	Ps.	110,986,938
Transfers:
Transfer from stage 1 to stage 2		(6,217,821)		6,217,821		—		—
Transfer from stage 1 to stage 3		(1,074,291)		—		1,074,291		—
Transfer from stage 2 to stage 3		—		(1,757,273)		1,757,273		—
Transfer from stage 2 to stage 1		2,585,939		(2,585,939)		—		—
Transfer from stage 3 to stage 2		—		499,834		(499,834)		—
Transfer from stage 3 to stage 1		189,944		—		(189,944)		—
New financial assets originated or purchased		64,413,391		1,819,955		779,974		67,013,320

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Financial assets that have been paid		(60,721,302)		(2,836,505)		(2,475,498)		(66,033,305)
Net remeasurement of amortized cost and other receivables		(841,693)		(42,188)		1,210,120		326,239
Write-offs		(4,427)		(4,913)		(1,076,075)		(1,085,415)
Discontinued operations (1)		1,592,033		161,627		137,064		1,890,724
Reclassification BAC (1) (2)		5,333,890		236,162		(9,177)		5,560,875
FX and other movements		2,976,581		195,694		196,153		3,368,428
Total portfolio as of December 31, 2021	Ps.	100,858,380	Ps.	11,747,975	Ps.	9,421,449	Ps.	122,027,804
Transfers:
Transfer from stage 1 to stage 2		(3,412,530)		3,412,530		—		—
Transfer from stage 1 to stage 3		(1,183,677)		—		1,183,677		—
Transfer from stage 2 to stage 3		—		(1,259,406)		1,259,406		—
Transfer from stage 2 to stage 1		3,502,330		(3,502,330)		—		—
Transfer from stage 3 to stage 2		—		311,858		(311,858)		—
Transfer from stage 3 to stage 1		152,800		—		(152,800)		—
New financial assets originated or purchased		76,419,265		1,177,731		723,459		78,320,455
Financial assets that have been paid		(60,407,178)		(3,742,642)		(3,106,059)		(67,255,879)
Net remeasurement of amortized cost and other receivables		(180,790)		102,831		1,566,802		1,488,843
Write-offs		(2,985)		(2,622)		(740,556)		(746,163)
Discontinued operations (1)		3,560,936		71,257		(953,514)		2,678,679
Loss of control in subsidiary (1)		(33,537,080)		(2,931,541)		35,349		(36,433,272)
FX and other movements		4,188,763		286,453		219,416		4,694,632
Total portfolio as of December 31, 2022	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Consumer loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	1,077,840	Ps.	853,414	Ps.	1,623,786	Ps.	3,555,040
Transfers:
Transfer from stage 1 to stage 2		(288,573)		288,573		—		—
Transfer from stage 1 to stage 3		(67,241)		—		67,241		—
Transfer from stage 2 to stage 3		—		(349,045)		349,045		—
Transfer from stage 3 to stage 2		—		47,842		(47,842)		—
Transfer from stage 2 to stage 1		108,986		(108,986)		—		—
Transfer from stage 3 to stage 1		19,019		—		(19,019)		—
Net remeasurement of loss allowance (6)		248,031		902,779		1,100,150		2,250,960
New financial assets originated or purchased		185,305		141,820		88,339		415,464
Financial assets that have been derecognized		(172,572)		(122,795)		91,746		(203,621)
Unwind of discount (3)		—		—		107,099		107,099
FX and other movements		(413)		(2,508)		(3,610)		(6,531)
Discontinued operations (1)		(342,742)		926,975		610,786		1,195,019
Reclassification BAC (1) (2)		249,584		(621,246)		(491,176)		(862,838)
Write-offs		(4,153)		(8,793)		(1,498,675)		(1,511,621)
Loss allowance as of December 31, 2020	Ps.	1,013,071	Ps.	1,948,030	Ps.	1,977,870	Ps.	4,938,971
Transfers:
Transfer from stage 1 to stage 2		(144,734)		144,734		—		—
Transfer from stage 1 to stage 3		(51,891)		—		51,891		—
Transfer from stage 2 to stage 3		—		(545,940)		545,940		—
Transfer from stage 3 to stage 2		—		89,458		(89,458)		—
Transfer from stage 2 to stage 1		126,680		(126,680)		—		—
Transfer from stage 3 to stage 1		18,283		—		(18,283)		—
Net remeasurement of loss allowance (5)		(233,642)		222,504		1,482,010		1,470,872
New financial assets originated or purchased		493,695		131,386		222,117		847,198
Financial assets that have been derecognized		(223,040)		(211,872)		(54,758)		(489,670)
Unwind of discount (3)		—		—		121,699		121,699
FX and other movements		(27)		6,989		2,564		9,526
Discontinued operations (1)		(212,651)		450,272		747,424		985,045
Reclassification BAC (1) (2)		345,830		(528,905)		(735,990)		(919,065)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Loss allowance as of December 31, 2021	Ps.	1,066,543	Ps.	1,396,101	Ps.	2,118,360	Ps.	4,581,004
Transfers:
Transfer from stage 1 to stage 2		(142,762)		142,762		—		—
Transfer from stage 1 to stage 3		(70,964)		—		70,964		—
Transfer from stage 2 to stage 3		—		(498,736)		498,736		—
Transfer from stage 3 to stage 2		—		92,189		(92,189)		—
Transfer from stage 2 to stage 1		211,028		(211,028)		—		—
Transfer from stage 3 to stage 1		55,658		—		(55,658)		—
Net remeasurement of loss allowance (4)		(1,000)		863,809		1,245,918		2,108,727
New financial assets originated or purchased		473,946		174,616		267,651		916,213
Financial assets that have been derecognized		(201,480)		(149,438)		(175,323)		(526,241)
Unwind of discount (3)		—		13		119,709		119,722
FX and other movements		(2,575)		9,007		3,555		9,987
Discontinued operations (1)		(9,751)		15,493		240,008		245,750
Loss of control in subsidiary (1)		(412,745)		(585,225)		(802,042)		(1,800,012)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Loss allowance as of December 31, 2022	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(54,668)	Ps.	(37,148)	Ps.	(569)	Ps.	(92,385)

(5)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(97,455)	Ps.	56,801	Ps.	15,669	Ps.	(24,985)

(6)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(135,158)	Ps.	500,012	Ps.	(8,650)	Ps.	356,204

The following table further explains changes in the gross carrying amount of the consumer portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	53,555,487	Ps.	3,907,448	Ps.	2,377,516	Ps.	59,840,451
Transfers:
Transfer from stage 1 to stage 2		(4,782,608)		4,782,608		—		—
Transfer from stage 1 to stage 3		(564,000)		—		564,000		—
Transfer from stage 2 to stage 3		—		(630,766)		630,766		—
Transfer from stage 2 to stage 1		794,373		(794,373)		—		—
Transfer from stage 3 to stage 2		—		92,505		(92,505)		—
Transfer from stage 3 to stage 1		49,535		—		(49,535)		—
New financial assets originated or purchased		27,210,747		2,355,069		1,242,290		30,808,106
Financial assets that have been paid		(23,474,601)		(1,046,350)		(1,385,252)		(25,906,203)
Net remeasurement of amortized cost and other receivables		(1,465,800)		136,596		870,035		(459,169)
Write-offs		(4,153)		(8,793)		(1,499,360)		(1,512,306)
On business combination(3)		2,861,841		154,993		48,033		3,064,867
Discontinued operations (1)		2,624,474		717,528		249,232		3,591,234
Reclassification BAC (1) (2)		(5,084,892)		1,726,467		43,654		(3,314,771)
FX and other movements		(266,882)		(10,206)		336		(276,752)
Total portfolio as of December 31, 2020	Ps.	51,453,521	Ps.	11,382,726	Ps.	2,999,210	Ps.	65,835,457

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(3,955,559)		3,955,559		—		—
Transfer from stage 1 to stage 3		(363,213)		—		363,213		—
Transfer from stage 2 to stage 3		—		(1,869,405)		1,869,405		—
Transfer from stage 2 to stage 1		2,193,145		(2,193,145)		—		—
Transfer from stage 3 to stage 2		—		252,599		(252,599)		—
Transfer from stage 3 to stage 1		102,385		—		(102,385)		—
New financial assets originated or purchased		41,759,298		1,448,809		595,885		43,803,992
Financial assets that have been paid		(32,129,847)		(2,570,086)		(1,102,267)		(35,802,200)
Net remeasurement of amortized cost and other receivables		(1,170,836)		15,274		921,205		(234,357)
Write-offs		(65,031)		(183,875)		(2,134,666)		(2,383,572)
Discontinued operations (1)		2,732,637		506,255		133,900		3,372,792
Reclassification BAC (1) (2)		3,256,691		(1,111,052)		(48,484)		2,097,155
FX and other movements		(1,451)		195,067		6,262		199,878
Total portfolio as of December 31, 2021	Ps.	63,811,740	Ps.	9,828,726	Ps.	3,248,679	Ps.	76,889,145
Transfers:
Transfer from stage 1 to stage 2		(3,939,985)		3,939,985		—		—
Transfer from stage 1 to stage 3		(456,120)		—		456,120		—
Transfer from stage 2 to stage 3		—		(1,433,947)		1,433,947		—
Transfer from stage 2 to stage 1		2,810,585		(2,810,585)		—		—
Transfer from stage 3 to stage 2		—		258,837		(258,837)		—
Transfer from stage 3 to stage 1		146,229		—		(146,229)		—
New financial assets originated or purchased		34,459,205		1,219,507		564,562		36,243,274
Financial assets that have been paid		(22,753,127)		(2,332,167)		(826,367)		(25,911,661)
Net remeasurement of amortized cost and other receivables		(788,200)		69,133		681,170		(37,897)
Write-offs		(125,994)		(396,404)		(1,820,840)		(2,343,238)
Discontinued operations (1)		1,156,225		(80,679)		(477,697)		597,849
Loss of control in subsidiary (1)		(22,340,862)		(3,498,287)		(882,530)		(26,721,679)
FX and other movements		549,432		164,844		(10,625)		703,651
Total portfolio as of December 31, 2022	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Mortgage loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	58,386	Ps.	80,296	Ps.	212,876	Ps.	351,558
Transfers:
Transfer from stage 1 to stage 2		(5,974)		5,974		—		—
Transfer from stage 1 to stage 3		(1,022)		—		1,022		—
Transfer from stage 2 to stage 3		—		(16,168)		16,168		—
Transfer from stage 3 to stage 2		—		3,380		(3,380)		—
Transfer from stage 2 to stage 1		11,043		(11,043)		—		—
Transfer from stage 3 to stage 1		2,814		—		(2,814)		—
Net remeasurement of loss allowance (6)		(2,710)		64,119		46,685		108,094
New financial assets originated or purchased		10,620		1,850		2,089		14,559
Financial assets that have been derecognized		(3,515)		(2,518)		(5,337)		(11,370)
Unwind of discount (3)		—		—		11,772		11,772
FX and other movements		(10)		(1,163)		(40)		(1,213)
Discontinued operations (1)		(41,666)		135,138		85,385		178,857
Reclassification BAC (1) (2)		44,808		(33,742)		(92,549)		(81,483)
Write-offs		(480)		(234)		(9,156)		(9,870)
Loss allowance balance as of December 31, 2020	Ps.	72,294	Ps.	225,889	Ps.	262,721	Ps.	560,904
Transfers:
Transfer from stage 1 to stage 2		(5,944)		5,944		—		—
Transfer from stage 1 to stage 3		(322)		—		322		—
Transfer from stage 2 to stage 3		—		(26,501)		26,501		—
Transfer from stage 3 to stage 2		—		10,387		(10,387)		—
Transfer from stage 2 to stage 1		14,441		(14,441)		—		—
Transfer from stage 3 to stage 1		6,819		—		(6,819)		—
Net remeasurement of loss allowance (5)		(7,201)		80,638		37,248		110,685
New financial assets originated or purchased		13,900		5,093		7,636		26,629
Financial assets that have been derecognized		(15,995)		(14,577)		(6,981)		(37,553)
Unwind of discount (3)		—		1		13,944		13,945
FX and other movements		(116)		4,515		381		4,780
Discontinued operations (1)		(39,674)		33,437		76,652		70,415
Reclassification BAC (1) (2)		56,916		(16,388)		(30,750)		9,778
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Loss allowance balance as of December 31, 2021	Ps.	93,122	Ps.	286,903	Ps.	352,382	Ps.	732,407
Transfers:
Transfer from stage 1 to stage 2		(4,775)		4,775		—		—
Transfer from stage 1 to stage 3		(266)		—		266		—
Transfer from stage 2 to stage 3		—		(28,228)		28,228		—
Transfer from stage 3 to stage 2		—		10,553		(10,553)		—
Transfer from stage 2 to stage 1		70,544		(70,544)		—		—
Transfer from stage 3 to stage 1		15,267		—		(15,267)		—
Net remeasurement of loss allowance (4)		(55,643)		19,536		25,930		(10,177)
New financial assets originated or purchased		12,837		4,133		9,982		26,952
Financial assets that have been derecognized		(27,664)		(8,938)		(5,375)		(41,977)
Unwind of discount (3)		—		1		17,084		17,085
FX and other movements		(4,930)		9,709		1,148		5,927
Discontinued operations (1)		(6,193)		1,917		9,998		5,722
Loss of control in subsidiary (1)		(41,518)		(173,351)		(126,763)		(341,632)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Loss allowance as of December 31, 2022	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of 2021 and the loan portfolio as of 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired			Total
Ps.	(63,752)	Ps.	(17,595)	Ps.	(9,268)	Ps.	(90,615)

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	7,918	Ps.	(1,149)	Ps.	38,678	Ps.	45,447

(6)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	19,653	Ps.	57,870	Ps.	4,093	Ps.	81,616

The following table further explains changes in the gross carrying amount of the mortgage portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	18,265,897	Ps.	1,357,409	Ps.	598,377	Ps.	20,221,683
Transfers:
Transfer from stage 1 to stage 2		(1,715,034)		1,715,034		—		—
Transfer from stage 1 to stage 3		(53,136)		—		53,136		—
Transfer from stage 2 to stage 3		—		(83,009)		83,009		—
Transfer from stage 2 to stage 1		342,585		(342,585)		—		—
Transfer from stage 3 to stage 2		—		15,554		(15,554)		—
Transfer from stage 3 to stage 1		15,731		—		(15,731)		—
New financial assets originated or purchased		1,900,405		421,836		(21,141)		2,301,100
Financial assets that have been paid		(1,359,297)		(71,861)		(71,356)		(1,502,514)
Net remeasurement of amortized cost and other receivables		140,786		30,991		82,847		254,624
Write-offs		(480)		(234)		(8,471)		(9,185)
On business combination(3)		2,412,556		143,529		50,449		2,606,534
Discontinued operations (1)		665,122		243,566		28,104		936,792
Reclassification BAC (1) (2)		(1,903,222)		1,797,147		41,988		(64,087)
FX and other movements		(174,031)		(9,505)		(2,640)		(186,176)
Total portfolio as of December 31, 2020	Ps.	18,537,882	Ps.	5,217,872	Ps.	803,017	Ps.	24,558,771

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfers:
Transfer from stage 1 to stage 2		(773,274)		773,274		—		—
Transfer from stage 1 to stage 3		(18,990)		—		18,990		—
Transfer from stage 2 to stage 3		—		(164,767)		164,767		—
Transfer from stage 2 to stage 1		657,398		(657,398)		—		—
Transfer from stage 3 to stage 2		—		47,618		(47,618)		—
Transfer from stage 3 to stage 1		39,085		—		(39,085)		—
New financial assets originated or purchased		4,417,205		85,222		6,750		4,509,177
Financial assets that have been paid		(2,315,419)		(207,019)		(105,803)		(2,628,241)
Net remeasurement of amortized cost and other receivables		(99,596)		22,411		76,779		(406)
Write-offs		(1,996)		(7,094)		(18,086)		(27,176)
Discontinued operations (1)		708,558		198,396		37,790		944,744
Reclassification BAC (1) (2)		1,548,735		(229,027)		188,468		1,508,176
FX and other movements		43,561		199,022		12,688		255,271
Total portfolio as of December 31, 2021	Ps.	22,743,149	Ps.	5,278,510	Ps.	1,098,657	Ps.	29,120,316
Transfers:
Transfer from stage 1 to stage 2		(896,435)		896,435		—		—
Transfer from stage 1 to stage 3		(13,682)		—		13,682		—
Transfer from stage 2 to stage 3		—		(219,362)		219,362		—
Transfer from stage 2 to stage 1		1,954,180		(1,954,180)		—		—
Transfer from stage 3 to stage 2		—		72,617		(72,617)		—
Transfer from stage 3 to stage 1		67,285		—		(67,285)		—
New financial assets originated or purchased		4,715,113		53,475		6,304		4,774,892
Financial assets that have been paid		(1,891,256)		(197,058)		(103,664)		(2,191,978)
Net remeasurement of amortized cost and other receivables		(130,620)		39,252		83,758		(7,610)
Write-offs		(2,018)		(3,827)		(36,021)		(41,866)
Discontinued operations (1)		268,497		(1,219,303)		(650,834)		(1,601,640)
Loss of control in subsidiary (1)		(10,977,834)		(1,859,006)		(383)		(12,837,223)
FX and other movements		390,049		272,242		6,173		668,464
Total portfolio as of December 31, 2022	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Microcredit loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825
Transfers:
Transfer from stage 1 to stage 2		(28,038)		28,038		—		—
Transfer from stage 1 to stage 3		(3,452)		—		3,452		—
Transfer from stage 2 to stage 3		—		(19,369)		19,369		—
Transfer from stage 3 to stage 2		—		1,803		(1,803)		—
Transfer from stage 2 to stage 1		6,825		(6,825)		—		—
Transfer from stage 3 to stage 1		395		—		(395)		—
Net remeasurement of loss allowance (4)		12,346		44,439		15,103		71,888
New financial assets originated or purchased		8,099		1,088		8		9,195
Financial assets that have been derecognized		(3,830)		(873)		(338)		(5,041)
Unwind of discount (1)		—		—		9,865		9,865
Write-offs		(50)		(180)		(51,463)		(51,693)
Loss allowance balance as of December 31, 2020	Ps.	17,089	Ps.	60,040	Ps.	46,910	Ps.	124,039
Transfers:
Transfer from stage 1 to stage 2		(5,398)		5,398		—		—
Transfer from stage 1 to stage 3		(1,026)		—		1,026		—
Transfer from stage 2 to stage 3		—		(28,310)		28,310		—
Transfer from stage 3 to stage 2		—		3,385		(3,385)		—
Transfer from stage 2 to stage 1		2,304		(2,304)		—		—
Transfer from stage 3 to stage 1		452		—		(452)		—
Net remeasurement of loss allowance (3)		(11,869)		(18,726)		46,548		15,953
New financial assets originated or purchased		9,648		630		21		10,299
Financial assets that have been derecognized		(4,050)		(4,022)		(656)		(8,728)
Unwind of discount (1)		—		—		13,415		13,415
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Loss allowance balance as of December 31, 2021	Ps.	6,740	Ps.	13,291	Ps.	85,039	Ps.	105,070
Transfers:
Transfer from stage 1 to stage 2		(2,285)		2,285		—		—
Transfer from stage 1 to stage 3		(816)		—		816		—
Transfer from stage 2 to stage 3		—		(10,682)		10,682		—
Transfer from stage 3 to stage 2		—		1,440		(1,440)		—
Transfer from stage 2 to stage 1		2,901		(2,901)		—		—
Transfer from stage 3 to stage 1		339		—		(339)		—
Net remeasurement of loss allowance (2)		(3,625)		4,222		2,753		3,350
New financial assets originated or purchased		5,480		197		17		5,694
Financial assets that have been derecognized		(2,248)		(926)		(373)		(3,547)
Unwind of discount (1)		—		—		9,052		9,052
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Loss allowance as of December 31, 2022	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(378)	Ps.	333	Ps.	(86)	Ps.	(131)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(10,466)	Ps.	(6,848)	Ps.	(25)	Ps.	(17,339)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions         and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of    December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(21,060)	Ps.	44,417	Ps.	12	Ps.	23,369

The following table further explains changes in the gross carrying amount of the microcredit portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320
Transfers:
Transfer from stage 1 to stage 2		(141,195)		141,195		—		—
Transfer from stage 1 to stage 3		(13,603)		—		13,603		—
Transfer from stage 2 to stage 3		—		(16,423)		16,423		—
Transfer from stage 2 to stage 1		14,363		(14,363)		—		—
Transfer from stage 3 to stage 2		—		2,550		(2,550)		—
Transfer from stage 3 to stage 1		862		—		(862)		—
New financial assets originated or purchased		145,350		23,707		60,987		230,044
Financial assets that have been paid		(157,075)		(17,386)		(41,884)		(216,345)
Net remeasurement of amortized cost and other receivables		(4)		—		(1)		(5)
Write-offs		(50)		(180)		(51,463)		(51,693)
Total portfolio as of December 31, 2020	Ps.	178,570	Ps.	143,901	Ps.	49,850	Ps.	372,321
Transfers:
Transfer from stage 1 to stage 2		(49,052)		49,052		—		—
Transfer from stage 1 to stage 3		(7,072)		—		7,072		—
Transfer from stage 2 to stage 3		—		(87,758)		87,758		—
Transfer from stage 2 to stage 1		38,089		(38,089)		—		—
Transfer from stage 3 to stage 2		—		9,424		(9,424)		—
Transfer from stage 3 to stage 1		2,109		—		(2,109)		—
New financial assets originated or purchased		183,192		48		4,501		187,741
Financial assets that have been paid		(158,470)		(35,642)		(24,868)		(218,980)
Net remeasurement of amortized cost and other receivables		463		5,226		20,876		26,565
Write-offs		(410)		(2,800)		(46,698)		(49,908)
Total portfolio as of December 31, 2021	Ps.	187,419	Ps.	43,362	Ps.	86,958	Ps.	317,739
Transfers:
Transfer from stage 1 to stage 2		(27,202)		27,202		—		—
Transfer from stage 1 to stage 3		(5,892)		—		5,892		—
Transfer from stage 2 to stage 3		—		(26,762)		26,762		—
Transfer from stage 2 to stage 1		21,110		(21,110)		—		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 2		—		3,683		(3,683)		—
Transfer from stage 3 to stage 1		980		—		(980)		—
New financial assets originated or purchased		219,226		57		34		219,317
Financial assets that have been paid		(177,589)		(12,754)		(17,655)		(207,998)
Net remeasurement of amortized cost and other receivables		6,687		2,382		10,241		19,310
Write-offs		(248)		(2,004)		(78,396)		(80,648)
Total portfolio as of December 31, 2022	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720

Interbank and overnight funds

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	81	Ps.	—	Ps.	905	Ps.	986
Transfers:
Transfer from stage 3 to stage 1		3		(3)		—		—
Net remeasurement of loss allowance (3)		59		27		(905)		(819)
New financial assets originated or purchased		716		—		59		775
Financial assets that have been derecognized		(67)		(24)		—		(91)
Write-offs		—		—		—		—
Loss allowance balance as of December 31, 2020	Ps.	792	Ps.	—	Ps.	59	Ps.	851
Net remeasurement of loss allowance (2)		(2,142)		—		—		(2,142)
New financial assets originated or purchased		5,670		—		—		5,670
Financial assets that have been derecognized		(1,934)		—		(59)		(1,993)
Loss allowance balance as of December 31, 2021	Ps.	2,386	Ps.	—	Ps.	—	Ps.	2,386
Net remeasurement of loss allowance (1)		3		—		—		3
New financial assets originated or purchased		17,244		—		—		17,244
Financial assets that have been derecognized		(18,189)		—		—		(18,189)
Loss allowance as of December 31, 2022	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31,2021 and the loan portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(611)	Ps.	—	Ps.	—	Ps.	(611)

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31,2020 and the loan portfolio as of December 31, 2021.

December 31, 2021
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	77	Ps.	—	Ps.	—	Ps.	77

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2020.

December 31, 2020
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,439	Ps.	—	Ps.	—	Ps.	1,439

The following table further explains changes in the gross carrying amount of the interbank and overnight funds portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2020	Ps.	2,717,983	Ps.	2	Ps.	976	Ps.	2,718,961
New financial assets originated or purchased		2,631,805		—		—		2,631,805
Financial assets that have been paid		(1,596,605)		(2)		(975)		(1,597,582)
Net remeasurement of amortized cost and other receivables		(1,056)		—		138		(918)
On business combination(3)		472,785		—		—		472,785
Discontinued operations (1)		947		—		—		947
Reclassification BAC (1) (2)		585,199		—		—		585,199
FX and other movements		(117,519)		—		—		(117,519)
Total portfolio as of December 31, 2020	Ps.	4,693,539	Ps.	—	Ps.	139	Ps.	4,693,678
New financial assets originated or purchased		1,531,771		—		—		1,531,771
Financial assets that have been paid		(2,671,104)		—		—		(2,671,104)
Net remeasurement of amortized cost and other receivables		16,676		—		(139)		16,537
Discontinued operations (1)		1,529		—		—		1,529
Reclassification BAC (1) (2)		(607,582)		—		—		(607,582)
FX and other movements		253,604		—		—		253,604
Total portfolio as of December 31, 2021	Ps.	3,218,433	Ps.	—	Ps.	—	Ps.	3,218,433
New financial assets originated or purchased		23,119,916		—		1		23,119,917
Financial assets that have been paid		(18,982,865)		—		—		(18,982,865)
Net remeasurement of amortized cost and other receivables		84,916		—		—		84,916
Discontinued operations (1)		249		—		—		249
Loss of control in subsidiary (1)		(1,442,427)		—		—		(1,442,427)
FX and other movements		(30,480)		—		—		(30,480)
Total portfolio as of December 31, 2022	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

The following table further explains changes in the gross carrying amount of investments in debt securities at FVOCI portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

Investments in debt securities at FVOCI

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080
Net remeasurement of loss allowance (5)		560		—		—		560
New financial assets originated or purchased		16,158		—		—		16,158
Financial assets that have been derecognized		(4,677)		—		—		(4,677)
Discontinued operations (1)		55,862		169		—		56,031
Reclassification BAC (1) (2)		(4,999)		10		—		(4,989)
FX and other movements		(677)		—		—		(677)
Loss allowance balance as of December 31, 2020	Ps.	96,307	Ps.	179	Ps.	—	Ps.	96,486
Net remeasurement of loss allowance (4)		(1,829)		—		—		(1,829)
New financial assets originated or purchased		7,809		—		—		7,809
Financial assets that have been derecognized		(8,948)		2		—		(8,946)
Discontinued operations (1)		16,821		(180)		—		16,641
Reclassification BAC (1) (2)		12,702		1		—		12,703
FX and other movements		1,116		(2)		—		1,114
Loss allowance balance as of December 31, 2021	Ps.	123,978	Ps.	—	Ps.	—	Ps.	123,978
Net remeasurement of loss allowance (3)		(3,217)		—		—		(3,217)
New financial assets originated or purchased		4,409		—		—		4,409
Financial assets that have been derecognized		(4,870)		—		—		(4,870)
Discontinued operations (1)		2,935		—		—		2,935
Loss of control in subsidiary (1)		(111,358)		—		—		(111,358)
FX and other movements		809		—		—		809
Loss allowance as of December 31, 2022	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,056)	Ps.	—	Ps.	—	Ps.	(1,056)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(12,852)	Ps.	—	Ps.	—	Ps.	(12,852)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the investments portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,781	Ps.	35	Ps.	—	Ps.	4,816

The following table further explains changes in the gross carrying amount of investments in debt securities at amortized cost portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

Investments in debt securities at amortized cost

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2020	Ps.	737	Ps.	—	Ps.	—	Ps.	737
Net remeasurement of loss allowance (5)		(755)		—		—		(755)
New financial assets originated or purchased		6,812		8		—		6,820
Financial assets that have been derecognized		(1,272)		—		—		(1,272)
Discontinued operations (1)		1,900		—		—		1,900
Reclassification BAC (1) (2)		192		—		—		192
FX and other movements		(426)		(1)		—		(427)
Loss allowance as of December 31, 2020	Ps.	7,188	Ps.	7	Ps.	—	Ps.	7,195
Transfer from stage 1 to stage 2		(1,796)		1,796		—		—
Net remeasurement of loss allowance (4)		(2,443)		4,069		—		1,626
New financial assets originated or purchased		2,179		1,443		—		3,622
Financial assets that have been derecognized		(1,622)		—		—		(1,622)
Discontinued operations (1)		(1,087)		5		—		(1,082)
Reclassification BAC (1) (2)		(417)		(5)		—		(422)
FX and other movements		1,295		86		—		1,381
Loss allowance as of December 31, 2021	Ps.	3,297	Ps.	7,401	Ps.	—	Ps.	10,698
Net remeasurement of loss allowance (3)		19,761		547		—		20,308
New financial assets originated or purchased		2,198		—		—		2,198
Financial assets that have been derecognized		(1,015)		(1,090)		—		(2,105)
Discontinued operations (1)		(85)		—		—		(85)
Loss of control in subsidiary (1)		(503)		—		—		(503)
FX and other movements		4,910		1,509		—		6,419
Loss allowance as of December 31, 2022	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930

(1)    See note 1.1 “Discontinued operations of BAC Holding”

(2)    Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2022 versus parameters as of December 31, 2021 and the investments portfolio as of December 31, 2022.

December 31, 2022
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(70)	Ps.	48	Ps.	—	Ps.	(22)

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2021 versus parameters as of December 31, 2020 and the investments portfolio as of December 31, 2021.

December 31, 2021
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(225)	Ps.	—	Ps.	—	Ps.	(225)

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2020 versus parameters as of December 31, 2019 and the investments portfolio as of December 31, 2020.

December 31, 2020
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	215	Ps.	—	Ps.	—	Ps.	215

Other accounts receivable

General approach

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156
Net remeasurement of loss allowance		4,901		1,010		33,833		39,744
FX and other movements		107		(468)		60		(301)
Write-offs		(225)		—		(13,219)		(13,444)
Loss allowance as of December 31, 2020	Ps.	18,136	Ps.	13,548	Ps.	107,471	Ps.	139,155
Net remeasurement of loss allowance		2,378		2,865		41,515		46,758
FX and other movements		(49)		358		1,223		1,532
Write-offs		(1,526)		—		(20,760)		(22,286)
Loss allowance as of December 31, 2021	Ps.	18,939	Ps.	16,771	Ps.	129,449	Ps.	165,159
Net remeasurement of loss allowance		7,680		2,190		48,003		57,873
FX and other movements		1,748		1,240		177		3,165
Write-offs		(3,390)		—		(37,506)		(40,896)
Loss allowance as of December 31, 2022	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301

Simplified approach

	Loss allowance
Loss allowance as of January 1, 2020	Ps.	173,307
On business combination (3)		217
Reclassification BAC (1)(2)		(1,964)
Discontinued operations (1)		10,856
Provision charged to profit or loss		30,060
Recovery of partial payments from the clients		(4,302)
Write-offs		(4,177)
Exchange gains (losses) in foreign currency		(95)
Loss allowance as of December 31, 2020	Ps.	203,902
Reclassification BAC (1)(2)		(1,157)
Discontinued operations (1)		8,659
Provision charged to profit or loss		30,039
Recovery for partial payments from the clients		(5,157)
Write-offs		(25,951)
Exchange gains (losses) in foreign currency		7,308
Loss allowance as of December 31, 2021	Ps.	217,643
Loss of control in subsidiary (1)		(33,024)
Discontinued operations (1)		469
Entity liquidation		(1,592)
Provision charged to profit or loss		27,519
Recovery for partial payments from the clients		(6,751)
Write-offs		(7,948)
Exchange gains (losses) in foreign currency		799
Loss allowance as of December 31, 2022	Ps.	197,115

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3) See note 35 Business combination

Loan commitments and financial guarantee contracts

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2020	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962
Transfers:
Transfer from stage 1 to stage 2		(1,867)		1,867		—		—
Transfer from stage 1 to stage 3		(417)		—		417		—
Transfer from stage 2 to stage 3		—		(177)		177		—
Transfer from stage 3 to stage 2		—		1		(1)		—
Transfer from stage 2 to stage 1		1,784		(1,784)		—		—
Transfer from stage 3 to stage 1		1		—		(1)		—
Net remeasurement of loss allowance		(123)		2,945		(187)		2,635
New loan commitments and financial guarantees issued		11,155		2,737		(8)		13,884
FX and other movements		973		—		—		973
Discontinued operations (1)		(48)		80		(400)		(368)
Reclassification BAC (1) (2)		259		65		(17)		307
Loss allowance as of December 31, 2020	Ps.	57,226	Ps.	8,679	Ps.	1,488	Ps.	67,393
Transfers:
Transfer from stage 1 to stage 2		(1,260)		1,260		—		—
Transfer from stage 1 to stage 3		(132)		—		132		—
Transfer from stage 2 to stage 3		—		(169)		169		—
Transfer from stage 3 to stage 2		—		36		(36)		—
Transfer from stage 2 to stage 1		4,585		(4,585)		—		—
Transfer from stage 3 to stage 1		84		—		(84)		—
Net remeasurement of loss allowance		(26,378)		830		(4,755)		(30,303)
New loan commitments and financial guarantees issued		12,057		4,025		4,924		21,006
FX and other movements		(264)		—		1		(263)
Discontinued operations (1)		(290)		(8)		4,138		3,840
Reclassification BAC (1) (2)		288		29		51		368
Loss allowance as of December 31, 2021	Ps.	45,916	Ps.	10,097	Ps.	6,028	Ps.	62,041
Transfers:
Transfer from stage 1 to stage 2		(558)		558		—		—
Transfer from stage 1 to stage 3		(57)		—		57		—
Transfer from stage 2 to stage 3		—		(211)		211		—
Transfer from stage 3 to stage 2		—		34		(34)		—
Transfer from stage 2 to stage 1		3,379		(3,379)		—		—
Transfer from stage 3 to stage 1		289		—		(289)		—
Net remeasurement of loss allowance		(7,419)		(2,264)		(1,218)		(10,901)
New loan commitments and financial guarantees issued		17,204		1,826		(41)		18,989
FX and other movements		202		1		—		203
Discontinued operations (1)		(45)		(63)		(133)		(241)
Loss of control in subsidiary (1)		(751)		(138)		(4,292)		(5,181)
Loss allowance as of December 31, 2022	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910

(1) See note 1.1 “Discontinued operations of BAC Holding”

(2) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

4.1.6          Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated exposure thresholds to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries monitor the degree of credit risk concentration by sector and individual or group customer.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Vice-Presidency or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2022, and 2021:

Sector	December 31, 2022%			December 31, 2021%
Consumer services	Ps.	84,466,684	44.8%	Ps.	112,664,061	48.7%
Commercial services		42,542,019	22.6%		47,289,524	20.4%
Construction		14,438,349	7.7%		16,207,343	7.0%
Food, beverage and tobacco		7,843,322	4.2%		10,734,796	4.6%
Other industrial and manufacturing products		7,006,245	3.7%		9,011,548	3.9%
Transportation and communications		6,567,477	3.5%		7,762,906	3.4%
Public services		5,672,379	3.0%		6,526,252	2.8%
Chemical production		5,422,364	2.9%		4,905,552	2.1%
Government		5,252,429	2.8%		4,496,895	1.9%
Agricultural		4,448,738	2.4%		5,831,197	2.5%
Trade and tourism		1,650,721	0.9%		2,697,992	1.2%
Mining products and oil		1,226,418	0.6%		1,003,516	0.4%
Other		1,776,216	0.9%		2,441,855	1.1%
Total of each economic sector	Ps.	188,313,361	100.0%	Ps.	231,573,437	100.0%

Concentration by country

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2022, and 2021 is as follows:

December 31, 2022	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	86,114,887	Ps.	55,387,762	Ps.	13,944,236	Ps.	267,720	Ps.	5,786,796	Ps.	161,501,401
Panamá		10,318,304		4,030,766		3,936,629		—		177,090		18,462,789
United States		5,063,368		6		—		—		—		5,063,374
Guatemala		225,105		—		—		—		—		225,105
Costa Rica		212,701		829		2,490		—		3,857		219,877
Honduras		77,035		—		—		—		—		77,035
El Salvador		56,066		—		—		—		—		56,066
Nicaragua		—		—		—		—		—		—
Other countries		2,707,633		81		—		—		—		2,707,714
Total gross loan portfolio	Ps.	104,775,099	Ps.	59,419,444	Ps.	17,883,355	Ps.	267,720	Ps.	5,967,743	Ps.	188,313,361

December 31, 2021	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	73,778,600	Ps.	47,488,265	Ps.	11,687,157	Ps.	317,739	Ps.	1,645,364	Ps.	134,917,125
Panamá		14,955,358		10,905,167		6,197,405		—		211,493		32,269,423
Costa Rica		8,175,904		6,662,962		5,737,863		—		38,379		20,615,108
Guatemala		8,609,322		4,072,181		2,458,318		—		16,712		15,156,533
Honduras		5,224,346		3,144,701		1,350,711		—		385,660		10,105,418
El Salvador		3,707,305		3,482,727		1,277,469		—		65,090		8,532,591
United States		4,119,960		11		—		—		796,009		4,915,980
Nicaragua		2,027,088		1,133,029		411,393		—		9		3,571,519
Other countries		1,429,921		102		—		—		59,717		1,489,740
Total gross loan portfolio	Ps.	122,027,804	Ps.	76,889,145	Ps.	29,120,316	Ps.	317,739	Ps.	3,218,433	Ps.	231,573,437

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2022	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	77,500,547	Ps.	27,274,552	Ps.	104,775,099
Consumer		55,306,497		4,112,947		59,419,444
Residential mortgage		13,944,125		3,939,230		17,883,355
Microcredit		267,720		—		267,720
Interbank and overnight funds		5,595,142		372,601		5,967,743
Total gross loan portfolio	Ps.	152,614,031	Ps.	35,699,330	Ps.	188,313,361

December 31, 2021	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	67,590,199	Ps.	54,437,605	Ps.	122,027,804
Consumer		47,424,440		29,464,705		76,889,145
Residential mortgage		11,687,028		17,433,288		29,120,316
Microcredit		317,739		—		317,739
Interbank and overnight funds		1,078,774		2,139,659		3,218,433
Total gross loan portfolio	Ps.	128,098,180	Ps.	103,475,257	Ps.	231,573,437

As of December 31, 2022 the loan portfolio in foreign currency represents 19.0% of the total portfolio, equivalent to US$ 7,421. As of December 31, 2021 the loan portfolio in foreign currency represents 44.7%, equivalent to US$ 25,991.

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31, 2022, and 2021:

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,743,473	Ps.	2,746,240
Securities issued or secured by other Colombian Government entities		194,150		249,510
Securities issued or secured by other financial entities		607,368		1,208,661
Securities issued or secured by non-financial sector entities		11,349		9,388
Others		24,515		34,034
Total in Colombian Pesos	Ps.	3,580,855	Ps.	4,247,833

In foreign currency
Securities issued or secured by Colombian Government	Ps.	77,928	Ps.	11,712
Securities issued or secured by foreign Governments		57,600		213,863
Securities issued or secured by other financial entities		44,439		267,815
Others		65		64
Total in foreign currency	Ps.	180,032	Ps.	493,454
Total trading debt securities	Ps.	3,760,887	Ps.	4,741,287

Investments in debt securities mandatorily at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities mandatorily at FVTPL includes the following as of December 31, 2022, and 2021:

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Others	Ps.	1,378	Ps.	—
Total debt securities mandatorily at FVTPL	Ps.	1,378	Ps.	—

Investments in debt securities at FVOCI

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31, 2022, and 2021:

	December 31,		December 31,
	2022		2021
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	13,025,432	Ps.	13,897,802
Securities issued or secured by other Colombian Government entities		278,335		289,582
Securities issued or secured by other financial entities		707,630		877,265
Securities issued or secured by non-financial sector entities		5,233		16,040
Others		310,160		350,386
Total in Colombian Pesos	Ps.	14,326,790	Ps.	15,431,075
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,527,440	Ps.	2,173,960
Securities issued or secured by other Colombian Government entities		510,913		533,332
Securities issued or secured by foreign Governments		3,396,455		12,732,664
Securities issued or secured by central banks		194,098		1,857,718
Securities issued or secured by other financial entities		915,274		3,327,659
Securities issued or secured by non-financial sector entities		48,574		721,670
Others		542,261		715,788
Total in foreign currency	Ps.	8,135,015	Ps.	22,062,791
Total debt securities at FVOCI	Ps.	22,461,805	Ps.	37,493,866

Investments in debt securities at amortized cost

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31, 2022, and 2021:

		December 31,		December 31,
In Colombian Pesos	2022		2021
Securities issued or secured by Colombian Government	Ps.	2,299,618	Ps.	1,569,076
Securities issued or secured by other Colombian Government entities		4,509,839		3,696,298
Others		38,756		39,973
Total in Colombian Pesos	Ps.	6,848,213	Ps.	5,305,347
In foreign currency
Securities issued or secured by foreign Governments	Ps.	33,453	Ps.	27,866
Securities issued or secured by other financial entities		2,618,656		148,087
Securities issued or secured by non-financial sector entities		237,537		266,411
Others		33,633		27,359
Total in foreign currency	Ps.	2,923,279	Ps.	469,723
Total investments in debt securities at amortized cost	Ps.	9,771,492	Ps.	5,775,070

Concentration of investments in debt securities by location

	As of December 31,
	2022		2021
Colombia	Ps.	28,040,520	Ps.	28,234,132
Panama		4,381,752		3,925,627
USA		2,213,308		2,649,544
Multilateral – Bladex (Foreign Trade Bank of Latin America)		277,501		222,023
Brazil		264,073		735,442
Mexico		221,754		344,855
Costa Rica		143,513		4,953,097
Chile		115,033		257,825
Multilateral – Andean Development Corporation (Corporacion Andina de Fomento)		111,124		114,936
Peru		102,190		97,145
Multilateral – International Bank for Reconstruction and Development		89,266		92,249
Multilateral – Inter-American Corporation for the Financing of Infrastructure		26,935		27,008
Paraguay		8,593		7,789
Guatemala		—		2,275,076
Honduras		—		2,088,894
Nicaragua		—		1,139,903
El Salvador		—		816,076
Dominican Republic		—		20,547
Multilateral – Central American Bank for Economic Integration		—		8,055
Total investments in debt securities	Ps.	35,995,562	Ps.	48,010,223

Concentration by Sovereign Debt

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of a Government. In addition, the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income, they are legally recognized as entities directly included in the government sector, and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. Most of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2022, and 2021, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued or secured by entities of the Republic of Colombia and issued or secured by other Colombian Government entities, which represent 72.70% and 52.42%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2022			December 31, 2021
			%			%
Investment grade (1)
Colombia	Ps.	17,942,244	74.26%	Ps.	18,186,643	54.50%
Panama		1,126,942	4.66%		1,861,644	5.58%
Peru		—	—%		4,436	0.01%
Mexico		19,552	0.08%		55,063	0.16%
United States of America		2,213,308	9.16%		1,711,046	5.13%
Total Investment grade	Ps.	21,302,046	88.16%	Ps.	21,818,832	65.38%
Speculative (2)
Brazil		32,834	0.14%		30,507	0.09%
Colombia		2,731,647	11.31%		2,212,146	6.63%
Chile		—	—%		3,838	0.01%
Costa Rica		94,871	0.39%		4,830,529	14.47%
Honduras		—	—%		1,986,864	5.96%
Guatemala		—	—%		1,555,159	4.66%
El Salvador		—	—%		761,743	2.28%
Nicaragua		—	—%		173,563	0.52%
Total Speculative	Ps.	2,859,352	11.84%	Ps.	11,554,349	34.62%
	Ps.	24,161,398	100.00%	Ps.	33,373,181	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2022				December 31, 2021
			%			%
Investment Grade (1)
Panama (*)	Ps.	194,098	100.00%	Ps.	251,370	13.53%
Total Investment grade	Ps.	194,098	100.00%	Ps.	251,370	13.53%
Speculative (2)
Guatemala	Ps.	—	—%	Ps.	605,864	32.61%
Costa Rica		—	—%		43,007	2.32%
Nicaragua		—	—%		957,478	51.54%
Total Speculative	Ps.	—	—%	Ps.	1,606,349	86.47%
Total sovereign risk	Ps.	24,161,398	100.00%	Ps.	34,979,530	100.00%

(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

(*)    These investments correspond to the National Bank of Panama, which is the official Bank and has the functions of a Central Bank, however, it  does not have the power to issue banknotes or reserve requirements.

4.1.7          Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2022, and 2021:

Restructured loans	December 31, 2022		December 31, 2021
Local currency	Ps.	3,081,868	Ps.	2,301,239
Foreign currency		1,647,947		6,942,286
Total restructured	Ps.	4,729,815	Ps.	9,243,525

4.1.8          Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases and in charge of their eventual sale or liquidation.

During the years ended December 31, 2022, and 2021, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2022		December 31, 2021
Foreclosed assets received	Ps.	88,482	Ps.	212,191
Foreclosed assets sold		50,019		95,042

4.1.9          Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft limits and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to credit risk in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent on the customer maintaining specific credit risk standards.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such facilities may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2022, and 2021.

Loan commitments and financial guarantee contracts

	December 31, 2022		December 31, 2021
	Notional amount		Notional amount
Guarantees	Ps.	4,679,653	Ps.	4,886,575
Unused letters of credit		1,203,070		1,366,444
Unused limits of overdrafts		2,491,299		2,064,096
Unused credit card limits		11,861,422		29,541,882
Other		10,772,725		10,077,324
Total	Ps.	31,008,169	Ps.	47,936,321

The following is the detail of the credit commitments by type of currency:

	December 31, 2022		December 31, 2021
Colombian Pesos	Ps.	25,497,816	Ps.	22,073,167
U.S. dollars		5,480,746		25,465,480
Euro		27,934		15,650
Other		1,673		382,024
Total	Ps.	31,008,169	Ps.	47,936,321

4.1.10          Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and liabilities that:

●	are offset in the Group’s statement of financial position; or
●	are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA (International Swaps and Derivatives Association) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or of the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

●	Derivatives; and
●	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and financial liabilities and their net amounts disclosed in the above tables have been measured in the statement of financial position on the following bases:

●	Derivative assets and liabilities – fair value;
●	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost;

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2022, and 2021:

December 31, 2022

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,062,259	Ps.	—	Ps.	2,062,259	Ps.	(1,509,856)	Ps.	(370,249)	Ps.	182,154
Repurchase agreements		5,343,325		—		5,343,325		(4,882,569)		(47,169)		413,587
Total	Ps.	7,405,584	Ps.	—	Ps.	7,405,584	Ps.	(6,392,425)	Ps.	(417,418)	Ps.	595,741

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,761,174	Ps.	—	Ps.	1,761,174	Ps.	(265,295)	Ps.	(316,446)	Ps.	1,179,433
Repurchase agreements		8,348,068		—		8,348,068		(11,091,726)		(1,325,386)		(4,069,044)
Total	Ps.	10,109,242	Ps.	—	Ps.	10,109,242	Ps.	(11,357,021)	Ps.	(1,641,832)	Ps.	(2,889,611)

December 31, 2021

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,207,157	Ps.	—	Ps.	1,207,157	Ps.	(581,595)	Ps.	(30,314)	Ps.	595,248
Repurchase agreements		952,548		—		952,548		(915,461)		(24,941)		12,146
Total	Ps.	2,159,705	Ps.	—	Ps.	2,159,705	Ps.	(1,497,056)	Ps.	(55,255)	Ps.	607,394

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,105,723	Ps.	—	Ps.	1,105,723	Ps.	(179,437)	Ps.	(202,140)	Ps.	724,146
Repurchase agreements		9,449,943		—		9,449,943		(11,044,441)		(865,793)		(2,460,291)
Total	Ps.	10,555,666	Ps.	—	Ps.	10,555,666	Ps.	(11,223,878)	Ps.	(1,067,933)	Ps.	(1,736,145)

Disclosure of risk management, market risk [text block]

4.2          Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, Corficolombiana, Porvenir and the trust companies of the financial subsidiaries) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading book) and to provide financial services to their customers. This is done subject to established policies and risk limits. In that regard, they hold financial asset portfolios within the allowed limits and risk levels.

Market risk arises from the positions of Grupo Aval´s financial subsidiaries in debt securities investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

Our business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and our business unit management ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to manage price and liquidity risk. Market risk is monitored through various mechanisms such as: statistically analysis (using Value-at-Risk models and related analytical measures), risk factor sensitivity analysis, and routine stress testing, conducted in collaboration with the business units by the Market Risk Unit. The material risks identified by these processes are summarized in reports produced by the Market Risk Unit that are circulated to, and discussed with, senior management.

4.2.1          Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons, mainly:

●	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
●	To take advantage of arbitrage opportunities among different yield curves, assets and markets, obtaining returns with an adequate use of capital.
●	To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments within limits that are permanently monitored by risk.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2022 and 2021.

Account	December 31, 2022		December 31, 2021
Financial assets
Debt financial assets
Trading investments in debt securities	Ps.	3,760,887	Ps.	4,741,287
Investments in debt securities mandatorily at FVTPL		1,378		—
Investments in debt securities at FVOCI		22,461,805		37,493,866
Total debt securities	Ps.	26,224,070	Ps.	42,235,153
Derivative assets instruments	Ps.	2,041,405	Ps.	1,162,909
Hedging derivatives assets		20,854		44,248
		2,062,259		1,207,157
Total financial assets	Ps.	28,286,329	Ps.	43,442,310
Liabilities
Derivative liabilities instruments		1,757,606		1,049,910
Hedging derivatives liabilities		3,568		55,813
Total financial liabilities		1,761,174		1,105,723
Net position	Ps.	26,525,155	Ps.	42,336,587

4.2.2          Description of Objectives, Policies and Processes to Manage Trading Risk

Our financial subsidiaries participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, subject to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall trading strategy, considering the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Trading strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk appetite.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

●	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments). This risk includes the risk of repricing of floating rates. Additionally, as part of the interest rate risk management, asset and liability management committees have been established to monitor the execution of these strategies.

●	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

●	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk.

4.2.2.1          Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis. Our corporate risk unit supervises the level of risk taken in order to ensure that its global exposure limits are observed.

Senior management and the Boards of Directors of our banks and their financial subsidiaries play an active role in managing and controlling market risk. They do so by analyzing established reports and through committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic trading and portfolio decisions.

Analyzing and monitoring the market risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on their financial position. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of market risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure. These limits are monitored daily and reported regularly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2          Methods Used to Measure Market Risk

The Market Risk areas independently reviews the Company’s trading portfolios on a regular basis from a market risk perspective utilizing Value at Risk (VaR) internal and regulatory models, and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk areas also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, and implied volatilities to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by our risk and trading areas. Reports summarizing material risk exposures are produced by the market risk areas and are provided to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (regulatory calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has standard models for capital purposes; however, they also maintain internal models in order to manage their day-to- day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments not classified as trading. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon, based on risk factors calculated under extreme market stress scenarios. VaR at month-end is part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require the financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, equity price risk and fund risk. Correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR  calculation includes all the portfolios of the entities and their financial subsidiaries and is estimated under the methodology defined by the Superintendency of Finance of Colombia.

These VaR calculation models are used to determine the occurrence of potential losses among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to promptly review positions and trading strategies in response to changes in market conditions. VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations. Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries. The methods used to measure VaR are assessed regularly and backtested to check their efficiency.

Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader in the trading platforms for the markets where they operate. Trading limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income securities traded in foreign markets published by investment price providers for those jurisdictions.

In addition, fixed income securities are subject to a qualitative liquidity analysis to determine the market depth for those instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2022 and 2021 was as follows:

		December 31, 2022			December 31, 2021
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A	Ps.	759,624	116	Ps.	1,013,946	100
Banco de Occidente S.A		272,515	90		327,612	135
Banco Popular S.A		147,685	116		173,261	169
Banco AV Villas S.A		96,711	1		126,799	2
Corficolombiana S.A		190,534	7		211,684	7
Porvenir S.A		13,808	148		23,700	168

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2022 and 2021, for a ten-day horizon for each of our Colombian banking subsidiaries. The minimum, maximum and average levels are determined based on end-of-month calculations, using 12 data points between January and December.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	426,736	441,281	460,435	440,531
Exchange rate		87,497	133,241	179,646	171,517
Shares		3,759	4,182	4,650	3,870
Mutual funds		108,165	118,107	143,705	143,705

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	834,269	881,819	953,656	834,269
Exchange rate		16,782	75,904	122,718	70,029
Shares		2,714	8,623	15,898	2,820
Mutual funds		103,577	243,525	390,295	106,827

Banco de Bogota´s market risk weighted assets remained on average 8.1% of the total risk-weighted assets during the year ended December 31, 2022 and 6.8% in the year ended December 31, 2021.

The main difference between December 2021 and December 2022 is because of the spin-off of BAC Holding, the details of which are explained in Note 1.1 Discontinued Operation BAC Holding.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	173,355	196,810	243,326	173,355
Exchange rate		99	3,354	15,681	15,681
Shares		—	—	—	—
Mutual funds		75,869	80,639	83,479	83,479

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	165,412	252,604	298,420	255,312
Exchange rate		305	1,462	2,948	2,749
Shares		—	—	—	—
Mutual funds		53,521	65,460	76,636	69,551

Banco de Occidente´s market risk weighted assets remained on average 7.0% of the total risk-weighted assets during the year ended December 31, 2022 and 10.1% for the year ended December 31, 2021.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	121,194	130,739	144,932	121,194
Exchange rate		4,290	5,618	6,711	5,796
Shares		140	143	148	147
Mutual funds		12,209	15,952	20,548	20,548

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	73,313	121,143	153,794	151,504
Exchange rate		4,459	5,261	6,067	5,649
Shares		143	169	183	144
Mutual funds		15,379	15,623	15,964	15,964

Banco Popular´s market risk weighted assets remained on average 7.7% of the total risk-weighted assets during the year ended December 31, 2022 and 9.7% in the year ended December 31, 2021.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	82,312	99,727	120,545	84,749
Exchange rate		9	48	106	98
Shares		—	—	—	—
Mutual funds		158	2,090	11,864	11,864

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	122,480	139,437	154,513	125,004
Exchange rate		2	38	75	41
Shares		—	—	—	—
Mutual funds		309	1,248	1,942	1,754

Banco AV Villas’ market risk weighted assets remained on average 8.7% of the total risk-weighted assets during the year ended December 31, 2022 and 13.0% in the year ended December 31, 2021.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	148,170	172,466	185,935	160,195
Exchange rate		3,828	15,882	40,422	23,090
Shares		6,017	9,308	13,350	6,557
Mutual funds		692	1,087	1,609	692

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	128,648	183,241	216,352	195,119
Exchange rate		1,443	4,848	12,098	1,876
Shares		12,852	13,586	14,041	13,267
Mutual funds		1,333	2,607	5,523	1,423

Corficolombiana’s market risk weighted assets remained on average 8.9% of the total risk-weighted assets during the year ended December 31, 2022 and 11.7% on the year ended December 31, 2021. As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the ratio of the market risk weighted assets to total risk weighted assets is higher than in the banks.

As a pension fund, Porvenir has a value-at-risk measurement methodology that differs from credit establishments and is established by the Superintendency of Finance. The following tables show the VaR calculation relating to each of the risk factors described above and based on that Methodology (Regulatory VaR) for the years ended December 31, 2022, and 2021, for a ten-day horizon.

Porvenir S.A

Maximum, Minimum and Average VaR Values
December 31, 2022
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	25,698	40,927	61,686	29,363
Exchange rate		93	577	1,682	976
Shares		1,404	2,579	3,379	2,541
Mutual funds		788	5,504	15,922	788

Maximum, Minimum and Average VaR Values
December 31, 2021
		Minimum	Average	Maximum	Period end
Interest rate	Ps.	13,284	26,863	44,976	44,976
Exchange rate		192	350	491	272
Shares		996	1,741	2,673	2,673
Mutual funds		1,141	1,930	3,531	1,924

Porvenir’ market risk weighted assets remained on average 16.9% of the total risk-weighted assets during the year ended December 31, 2022 and 24.0% in the year ended December 31, 2021.

Investment Price Risk in Equity Instruments

Equity Investments

Variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It includes investments in non-financial institutions.

Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. Therefore, no value at risk is estimated. At December 31, 2022 and 2021, the only investments subject to regulatory VaR were holdings in Mineros S.A.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2022 and 2021.

		At December 31,
		2022				2021
		Investment				Investment
		subject to		Percentage		subject to
		Regulatory	Regulatory	of		Regulatory	Regulatory	Percentage of
		VaR	VaR	portfolio		VaR	VaR	portfolio
More than 36 months	Ps.	44,122	6,486	100	% Ps.	85,229	12,529	100%
Total	Ps.	44,122	6,486	100	% Ps.	85,229	12,529	100%

4.2.3          Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and are thus exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in foreign subsidiaries and branches and when we extend loans or take funds in foreign currency. There is also foreign exchange risk in foreign currency off- balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombian law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations, including both on and off-balance sheet positions. On a separate basis, the average of this difference over three business days cannot exceed twenty percent (20%) of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity´s regulatory capital. The regulatory capital that is used in the calculations, corresponds to the regulatory capital of the last business day of the previous two-months. The exchange rate used in the calculation is the average of the exchange rate of the previous month set by the Superintendency of Finance.

A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval as of December 31, 2022 and 2021 are shown below:

December 31,2022		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,208	34	Ps.	5,972,792
Trading investments in debt securities	37	—		180,032
Investments in debt securities at FVOCI	1,691	—		8,135,015
Investments in debt securities at amortized cost	608	—		2,923,279
Loan portfolio financial assets at amortized cost	7,421	1		35,699,330
Derivative financial assets held for trading	314	—		1,512,459
Derivative financial assets held for hedging	1	—		4,829
Trade receivable	705	63		3,694,659
Total financial assets	11,985	98	Ps.	58,122,395

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	237	—		1,141,963
Derivative financial liabilities held for hedging	—	—		1,553
Customer deposits	6,482	19		31,269,619
Financial obligations	9,097	5		43,779,895
Accounts payable	122	—		587,589
Total financial liabilities	15,938	24		76,780,619
Net financial asset (liability) position	(3,953)	74		(18,658,224)

December 31,2021		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	4,711	2,021	Ps.	26,800,791
Trading investments in debt securities	111	13		493,454
Investments in debt securities at FVOCI	4,459	1,083		22,062,791
Investments in debt securities at amortized cost	118	—		469,723
Loan portfolio financial assets at amortized cost	20,187	5,804		103,475,257
Derivative financial assets held for trading	239	—		952,889
Derivative financial assets held for hedging	4	—		16,669
Trade receivable	383	229		2,435,666
Total financial assets	30,212	9,150	Ps.	156,707,240

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	204	—	Ps.	811,062
Derivative financial liabilities held for hedging	8	—		33,160
Customer deposits	20,630	7,394		111,566,151
Financial obligations	10,562	833		45,363,639
Accounts payable	536	—		2,134,728
Total financial liabilities	31,940	8,227	Ps.	159,908,740
Net financial asset (liability) position	(1,728)	923		(3,201,500)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives instruments, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds and foreign exchange derivative instruments.

The following table presents sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates applied at the end of the reporting period relative to the functional currency of the respective Group entities, with all other variables held constant:

December 31,2022	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	13,538	Ps.	(13,538)
Profit and loss before taxes		(156,263)		156,263

December 31,2021	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,081	Ps.	(1,081)
Profit and loss before taxes		15,853		(15,853)
(1)	The effect produced by the spin-off of BAC Holding is excluded from this sensitivities analyses to make the results of December 2022 and December 2021 comparable.

The sensitivity in equity considers mainly assets and liabilities of entities with functional currencies different from the Group’s presentation currency compensated with derivatives and financial labilities designated to hedge net investments in foreign operations. For the purposes of presenting the results for the year 2022, the figures for 2021 have been adjusted, excluding assets and liabilities with a functional currency other than Colombian pesos and which, in turn, are offset with derivatives and financial liabilities from BAC Holding and MFH.

The sensitivity in profit or loss was calculated for monetary assets and liabilities denominated in currencies other than the functional currency of the respective entities of the Group, including intercompany balances which are not hedged. The Group’s exposure to currency risk at the end of the reporting period is not representative of the typical exposure during the year.

4.2.4          Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. The net interest margin of our financial subsidiaries may be affected by changes in interest rates. Losses can result from unexpected movements in interest rates. For this reason, our financial subsidiaries monitor the interest rate risk daily and set limits on asset and liability mismatches.

Grupo Aval´s financial subsidiaries monitor their interest rate risk daily and set limits to repricing mismatches between assets and liabilities. They analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives, and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact of changes in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2022 and 2021. In this table, fixed rate instruments are classified according to their maturity date and floating rate instruments are classified according to their repricing date. The following analysis includes the interest rate exposure of non-interest-bearing and interest-bearing assets and liabilities by maturity bucket for our financial subsidiaries:

December 31, 2022

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,066,944	Ps.	—	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		75,943		715,117		107,442		2,862,385		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		280,301		2,912,007		700,112		18,569,385		—		22,461,805
Investments in debt securities at amortized cost		967,123		5,543,804		294,035		2,966,530		—		9,771,492
Trade receivable at FVTPL		—		—		—		3,507,231		—		3,507,231
Commercial loans		14,928,623		43,243,207		9,111,072		37,492,197		—		104,775,099
Consumer loans		4,310,303		3,698,330		1,321,030		50,089,781		—		59,419,444
Mortgages loans		4,124,086		84,730		12,666		13,661,873		—		17,883,355
Microcredit loans		19,228		10,989		31,573		205,930		—		267,720
Interbank and overnight founds		5,669,519		298,224		—		—		—		5,967,743
Trade receivable		—		162		—		1,947,806		18,307,790		20,255,758
Total Assets	Ps.	36,442,070	Ps.	56,506,570	Ps.	11,577,930	Ps.	131,304,496	Ps.	29,273,703	Ps.	265,104,769
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	5,926,936	Ps.	—	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		7,008,761		33,911,426		19,107,280		12,246,230		—		72,273,697
Saving deposits		74,293,894		—		—		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		7,608,690		835,124		77,463		566,644		—		9,087,921
Leases contracts		3,417		48,775		91,354		2,192,398		—		2,335,944
Borrowing from banks and similar		2,262,503		14,698,824		3,877,438		7,134,649		—		27,973,414
Long-term debt		633,431		5,875,058		543,176		21,310,556		—		28,362,221
Borrowing from development entities		2,386,311		708,979		39,901		1,222,084		—		4,357,275
Total Liabilities	Ps.	100,123,943	Ps.	56,078,186	Ps.	23,736,612	Ps.	44,672,561	Ps.	20,846,622	Ps.	245,457,924

December 31, 2021

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	5,283,158	Ps.	—	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		32,533		795,986		716,615		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		691,305		4,549,642		1,960,040		30,292,879		—		37,493,866
Investments in debt securities at amortized cost		1,503,177		3,710,000		385,985		175,908		—		5,775,070
Trade receivable at FVTPL		—		—		—		3,228,480		—		3,228,480
Commercial loans		38,417,251		31,409,143		10,996,375		41,205,035		—		122,027,804
Consumer loans		17,866,168		11,445,530		2,254,215		45,323,232		—		76,889,145
Mortgages loans		14,247,634		833,794		416,847		13,622,041		—		29,120,316
Microcredit loans		42,175		13,241		36,456		225,867		—		317,739
Interbank and overnight founds		3,121,735		96,698		—		—		—		3,218,433
Trade receivable		—		163		—		455,859		15,725,505		16,181,527
Total Assets	Ps.	81,205,136	Ps.	52,854,197	Ps.	16,766,533	Ps.	137,725,454	Ps.	47,085,176	Ps.	335,636,496

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	34,024,691	Ps.	—	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		6,947,437		36,252,017		18,492,124		23,838,666		—		85,530,244
Saving deposits		89,097,128		—		—		—	.	—		89,097,128
Other deposits		9,727		92,610		—		—		514,864		617,201
Interbank and overnight funds		8,935,468		1,169,368		501,221		66,358		—		10,672,415
Leases contracts		50,860		244,198		173,335		2,413,764		—		2,882,157
Borrowing from banks and similar		3,323,809		11,132,293		3,823,854		5,962,597		—		24,242,553
Long-term debt		296,675		3,923,750		5,940,106		22,097,401		—		32,257,932
Borrowing from development entities		1,188,693		955,697		37,388		1,045,491		—		3,227,269
Total Liabilities	Ps.	143,874,488	Ps.	53,769,933	Ps.	28,968,028	Ps.	55,424,277	Ps.	25,716,022	Ps.	307,752,748

As part of their interest rate risk management process, our financial subsidiaries analyze the interest rate mismatches between their interest-earning assets and their interest-earning liabilities. This sensitivity analysis, based on hypothetical changes, assumes that the composition of Grupo Aval´s statement of financial position remains constant over the period being measured.

The following analysis estimates the impact of an accounting sensitivity of outstanding balances of financial assets and financial liabilities to variations in interest rates at December 31, 2022. The analysis assumes constant market parameters, without including the effects of discretional customer decisions and changes in macroeconomic fundamentals over financial assets and liabilities. As a result, if interest rates were to increase 100 basis points, assuming no asymmetrical movement in yield curves and a constant structure of the Statement of Financial Position (no changes in maturities and assuming simultaneous repricing), net income before income tax expense for the year 2022 would have been Ps. 353,827 higher, mainly as a result of higher interest income on variable interest assets and partially offset by higher interest expenses on variable interest liabilities and lower fair values of securities at fair value through profit or loss. The portion of assets at variable rates is greater than the liabilities at variable rate. Other comprehensive income in equity would have been Ps. 538,385 (2021: Ps. 850,710) lower, mainly because of a decrease in the fair value of fixed rate financial assets classified as fair value through OCI.

The following is a breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity, as at December 31, 2022 and 2021.

December 31, 2022

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,682,724	Ps.	3,384,220	Ps.	—	Ps.	—	Ps.	10,965,913	Ps.	17,032,857
Trading investments in debt securities		337,636		425,970		134,897		2,862,384		—		3,760,887
Investments in debt securities mandatorily at FVTPL		—		—		—		1,378		—		1,378
Investments in debt securities at FVOCI		861,729		2,609,594		1,254,542		17,735,940		—		22,461,805
Investments in debt securities at amortized cost		4,555,437		2,326,296		243,662		2,646,097		—		9,771,492
Trade receivable at FVTPL		—		—		3,507,231		—		—		3,507,231
Commercial loans		42,226,647		9,808,684		47,072,091		5,667,677		—		104,775,099
Consumer loans		1,006,251		8,380,874		6,199,484		43,832,835		—		59,419,444
Mortgages loans		44,520		708,435		4,166,107		12,964,293		—		17,883,355
Microcredit loans		1,296		154,055		1,001		111,368		—		267,720
Interbank and overnight founds		47,128		5,920,615		—		—		—		5,967,743
Trade receivable		162		—		305,684		1,642,122		18,307,790		20,255,758
Total Assets	Ps.	51,763,530	Ps.	33,718,743	Ps.	62,884,699	Ps.	87,464,094	Ps.	29,273,703	Ps.	265,104,769

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	735,536	Ps.	5,191,400	Ps.	—	Ps.	—	Ps.	20,005,117	Ps.	25,932,053
Time deposits		14,474,525		40,361,808		5,887,596		11,549,768		—		72,273,697
Saving deposits		10,472,330		62,653,236		1,168,328		—		—		74,293,894
Other deposits		—		—		—		—		841,505		841,505
Interbank and overnight funds		2,611,592		1,978,380		4,497,949		—		—		9,087,921
Leases contracts		897,471		181,509		244,062		1,012,902		—		2,335,944
Borrowing from banks and other		8,862,681		13,195,008		1,987,704		3,928,021		—		27,973,414
Long-term debt		3,600,832		5,662,371		4,556,550		14,542,468		—		28,362,221
Borrowing from development entities		313,459		171,581		3,121,907		750,328		—		4,357,275
Total Liabilities	Ps.	41,968,426	Ps.	129,395,293	Ps.	21,464,096	Ps.	31,783,487	Ps.	20,846,622	Ps.	245,457,924

December 31, 2021

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	3,274,798	Ps.	2,008,360	Ps.	—	Ps.	—	Ps.	31,359,671	Ps.	36,642,829
Trading investments in debt securities		291,112		1,083,931		170,091		3,196,153		—		4,741,287
Investments in debt securities mandatorily at FVTPL		—		—		—		—		—		—
Investments in debt securities at FVOCI		76,076		6,256,332		2,252,022		28,909,436		—		37,493,866
Investments in debt securities at amortized cost		3,698,780		1,703,837		237,316		135,137		—		5,775,070
Trade receivable at FVTPL		—		—		3,228,480		—		—		3,228,480
Commercial loans		46,056,475		5,334,618		66,555,715		4,080,996		—		122,027,804
Consumer loans		1,155,463		19,598,761		16,209,829		39,925,092		—		76,889,145
Mortgages loans		51,719		564,377		17,623,160		10,881,060		—		29,120,316
Microcredit loans		1,508		187,218		1,717		127,296		—		317,739
Interbank and overnight founds		1,535,822		1,682,611		—		—		—		3,218,433
Trade receivable		163		—		272,552		183,307		15,725,505		16,181,527
Total Assets	Ps.	56,141,916	Ps.	38,420,045	Ps.	106,550,882	Ps.	87,438,477	Ps.	47,085,176	Ps.	335,636,496

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	741,009	Ps.	33,283,682	Ps.	—	Ps.	—	Ps.	25,201,158	Ps.	59,225,849
Time deposits		8,304,838		50,693,337		5,342,572		21,189,497		—		85,530,244
Saving deposits		9,696,432		79,400,696		—		—	.	—		89,097,128
Other deposits		9,728		92,609		—		—		514,864		617,201
Interbank and overnight funds		1,992,364		8,613,693		—		66,358		—		10,672,415
Leases contracts		7,974		463,366		274,678		2,136,139		—		2,882,157
Borrowing from banks and other		10,007,688		7,868,540		2,982,781		3,383,544		—		24,242,553
Long-term debt		837,673		6,501,344		8,401,450		16,517,465		—		32,257,932
Borrowing from development entities		433,553		78,807		1,791,860		923,049		—		3,227,269
Total Liabilities	Ps.	32,031,259	Ps.	186,996,074	Ps.	18,793,341	Ps.	44,216,052	Ps.	25,716,022	Ps.	307,752,748

Disclosure of risk management, liquidity risk [text block]

4.3          Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the  recurring nature of a company’s activities under optimal terms of time and cost, avoiding taking unwanted liquidity risks. At Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

The financial subsidiaries of Grupo Aval are responsible for complying with the regulatory liquidity requirements, as well as meeting the obligations arising from their current and future activity. In consequence, they will either take deposits from their customers, or by resorting to the wholesale markets where they operate. Grupo Aval’s financial subsidiaries have a strong capacity as well as to raise funds in the wholesale markets.

Financial subsidiaries comply with the requirements for liquidity risk management of the jurisdictions in which they operate. They define policies that govern the functions of identification, measurement, control and monitoring required to manage daily liquidity requirements, comply with minimum liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

Financial subsidiaries controlled by Grupo Aval, in Colombia, are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,”

that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements.

•	Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investment securities at amortized cost different from mandatory investments, Central Bank deposits and available cash.
•	Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

During 2020, as part of its convergence towards Basel III standards, the Superintendency of Finance incorporates the segmentation by type of deposits in the calculation of non-contractual liability cash flows. The methodology segments saving deposits in eight categories, according with their balance and the type of customer, then calculates the run-off rate for each category and finally multiplies both to determine the non-contractual reserve.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of appropriate money market funding levels is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Financial subsidiaries in Colombia must maintain cash on hand and in Central Banks deposits in order to comply with reserve requirements. The calculation of the reserve requirement is based on the daily average of the different types of deposits every two weeks. This requirement is 8% for sight and savings deposits, and 3.5% for term deposits of up to 18 months. For term deposits with terms greater than 18 months, the legal reserve was kept at 0%. As of December 31, 2022, and 2021, all of Grupo Aval´s financial subsidiaries comply with reserve requirements.

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following is a breakdown of the liquid assets by maturity from 1 to 90 days, based on separate figures of our financial subsidiaries in Colombia at December 31, 2022 and 2021:

December 31, 2022

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	11,749,890	Ps.	10,865,287	Ps.	6,445,745	Ps.	(15,602,231)
Banco Occidente		7,858,675		6,955,066		3,243,471		(5,830,252)
Banco Popular		5,283,312		4,141,163		1,588,642		(5,038,168)
Banco AV Villas		2,299,072		1,828,016		487,831		(3,202,904)
Corficolombiana		2,204,574		1,595,742		729,790		(358,231)

December 31, 2021

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco de Bogota	Ps.	12,019,528	Ps.	10,233,924	Ps.	2,928,010	Ps.	(12,974,116)
Banco Occidente		6,598,351		5,923,470		2,935,981		(4,254,187)
Banco Popular		4,752,893		3,847,320		1,670,839		(4,180,180)
Banco AV Villas		2,850,272		2,506,591		1,138,719		(2,391,818)
Corficolombiana		1,498,050		818,874		612,503		155,747
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. The value of the liquid assets mentioned above is calculated at the market price of the fair value on the date of the evaluation.
(2)	This amount is the remaining value of the liquid assets in the specified time period, or the IRL, that is calculated as the difference between liquid assets and liquid assets requirement, according to the IRL methodology, the liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during a given period.

The following tables show the consolidated IRL Ratio as of December 31, 2022 and 2021 for each of our banks in Colombia and Corficolombiana, expressed in Ps billions and as a percentage:

	At December 31,
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

	(in Ps)
IRL – 7 days	10,865	10,234	5,338	5,923	4,141	3,847	1,828	2,507	1,542	819
IRL – 30 days	6,446	2,928	1,921	2,936	1,589	1,671	488	1,139	866	613

	At December 31,
	Banco de Bogotá			Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2022	2021		2022	2021	2022	2021	2022	2021	2022	2021

	(in percentages)
IRL – 7 days	1,328	673	.	744	348	463	525	488	829	358	221
IRL – 30 days	222	132		145	180	143	154	127	167	168	169

Supervised entities are required to calculate and report to the SFC on a weekly basis an indicator of short-term liquidity risk. The Liquidity Risk Indicator (IRL) is calculated in periods of 7 and 30 days and must be at least 100 percent. During 2022, Grupo Aval's Colombian banks met the minimum regulatory requirement.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each of the financial subsidiaries. for extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required, and are collateralized by Colombian government securities or by a portfolio of high-quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2022 and 2021.

The banks in each country are responsible for their liquidity position on a stand-alone basis. They have access to funding mechanisms with their central banks, and to funding through credit lines. Short-term credits are offered by correspondent banks and financing is granted by multilateral organizations, among others.

The following is a breakdown shows the contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2022 and 2021.

December 31, 2022

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	17,032,854	Ps.	3	Ps.	—	Ps.	—	Ps.	17,032,857
Trading investments in debt securities		418,517		342,829		543,610		3,327,753		4,632,709
Investments in debt securities at FVOCI		2,019,842		2,008,753		5,356,480		18,078,127		27,463,202
Investments in debt securities at amortized cost		837,574		3,332,038		3,352,039		3,060,353		10,582,004
Commercial loans		10,636,895		29,541,405		18,415,847		63,675,959		122,270,106
Consumer loans		2,189,168		7,398,698		7,879,319		64,072,652		81,539,837
Mortgages loans		272,343		857,162		867,775		29,404,640		31,401,920
Microcredit loans		33,737		83,934		82,723		140,790		341,184
Interbank and overnight funds		5,966,991		68		—		—		5,967,059
Trading derivatives		1,242,228		367,115		199,530		254,096		2,062,969
Hedging derivatives		15,335		1,886		2,387		1,246		20,854
Trade receivable		2,510,396		161		15,517		21,234,935		23,761,009
Other assets		298,780		—		50,200		1,524,369		1,873,349
Total Assets	Ps.	43,474,660	Ps.	43,934,052	Ps.	36,765,427	Ps.	204,774,920	Ps.	328,949,059

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	25,932,054	Ps.	—	Ps.	—	Ps.	—	Ps.	25,932,054
Time Deposits		9,555,229		31,700,316		20,831,413		17,911,277		79,998,235
Saving deposits		74,293,894		—		—		—		74,293,894
Other deposits		538,387		301,996		—		1,124		841,507
Interbank and overnight funds		6,179,455		771,719		77,350		2,182,987		9,211,511
Leases contracts		12,387		90,521		140,578		2,200,644		2,444,130
Borrowing from banks and other		2,118,373		11,036,815		6,878,016		10,172,835		30,206,039
Long-term debt		356,759		3,550,122		1,144,997		31,041,844		36,093,722
Borrowing from development entities		178,136		1,439,502		485,447		6,426,663		8,529,748
Trading derivatives		860,852		579,886		230,643		278,889		1,950,270
Hedging derivatives		1,531		516		—		3,352		5,399
Other liabilities		4,155,257		145,183		—		1,993,490		6,293,930
Total Liabilities	Ps.	124,182,314	Ps.	49,616,576	Ps.	29,788,444	Ps.	72,213,105	Ps.	275,800,439

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,129,962	Ps.	142,987	Ps.	61,140	Ps.	1,218,215	Ps.	3,552,304
Standby letters of credit		947,723		714		—		18		948,455
Overdraft facility		2,491,299		—		—		—		2,491,299
Standby credit card facility		11,263,240		125,933		94,450		377,799		11,861,422
Undrawn approved loans		3,133,043		98,505		—		—		3,231,548
Others		1,023,527		—		—		—		1,023,527
Total Commitments Loans	Ps.	20,988,794	Ps.	368,139	Ps.	155,590	Ps.	1,596,032	Ps.	23,108,555

December 31, 2021

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	36,643,590	Ps.	—	Ps.	—	Ps.	—	Ps.	36,643,590
Trading investments in debt securities		1,011,503		370,930		492,410		3,282,434		5,157,277
Investments in debt securities at FVOCI		1,604,848		3,044,414		2,862,119		34,745,868		42,257,249
Investments in debt securities at amortized cost		1,081,415		1,823,390		2,371,911		633,147		5,909,863
Commercial loans		9,809,098		30,451,593		18,772,628		76,758,332		135,791,651
Consumer loans		8,375,893		15,808,085		7,887,969		67,044,374		99,116,321
Mortgages loans		454,701		1,292,203		1,460,754		47,489,267		50,696,925
Microcredit loans		55,623		90,193		88,626		171,360		405,802
Interbank and overnight funds		3,122,471		96,699		—		—		3,219,170
Trading derivatives		507,825		425,590		101,956		148,323		1,183,694
Hedging derivatives		5,543		10,370		374		27,960		44,247
Trade receivable		3,271,964		13,153		—		16,124,995		19,410,112
Other assets		444,119		24,950		—		327,809		796,878
Total Assets	Ps.	66,388,593	Ps.	53,451,570	Ps.	34,038,747	Ps.	246,753,869	Ps.	400,632,779

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	59,225,849	Ps.	—	Ps.	—	Ps.	—	Ps.	59,225,849
Time Deposits		7,779,290		35,442,629		19,562,990		27,843,989		90,628,898
Saving deposits		89,097,129		—		—		—		89,097,129
Other deposits		513,538		102,703		—		960		617,201
Interbank and overnight funds		8,969,747		1,171,437		504,694		65,939		10,711,817
Leases contracts		57,865		283,853		217,949		2,429,190		2,988,857
Borrowing from banks and other		2,889,421		10,765,842		5,362,568		5,435,913		24,453,744
Long-term debt		200,635		3,817,290		6,333,080		28,286,920		38,637,925
Borrowing from development entities		82,034		1,026,949		294,017		2,409,550		3,812,550
Trading derivatives		434,100		277,799		109,758		168,757		990,414
Hedging derivatives		33,156		4		—		22,653		55,813
Other liabilities		5,538,451		358,081		—		1,856,437		7,752,969
Total Liabilities	Ps.	174,821,215	Ps.	53,246,587	Ps.	32,385,056	Ps.	68,520,308	Ps.	328,973,166

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	3,775,771	Ps.	398,955	Ps.	420,525	Ps.	210,600	Ps.	4,805,851
Standby letters of credit		1,203,078		163,087		279		—		1,366,444
Overdraft facility		2,064,096		—		—		—		2,064,096
Standby credit card facility		28,906,520		986,366		100,320		401,281		30,394,487
Undrawn approved loans		3,332,443		134,755		—		—		3,467,198
Others		—		—		—		759,226		759,226
Total Commitments Loans	Ps.	39,281,908	Ps.	1,683,163	Ps.	521,124	Ps.	1,371,107	Ps.	42,857,302

Disclosure of risk management, regulatory capital management [text block]

4.4          Regulatory capital management

Grupo Aval, Financial Holding

As a result of Colombian Law 1870 of 2017 (also known as the Financial Conglomerates Law), that came in effect on February 6, 2019, Grupo Aval has become subject to the inspection and supervision of the Superintendency of Finance (SFC, for its acronym in Spanish). This law created the legal categories of financial holding companies and of financial conglomerates, and gives the Colombian Finance minister the power, to impose capital adequacy requirements on the financial conglomerates on an aggregate/consolidated basis, among others.

In compliance with Decree 774 issued on May 8th, 2018 by the Colombian Government that came in effect on 8th of November 2019 and the External Circular 012 of June 5, 2019 (in Spanish Circular Externa 012 del 5 de junio de 2019) issued by the Superintendency of Finance (SFC), Grupo Aval is subject to minimum capital requirements. As of December 31, 2022, and 2021, Grupo Aval as a  Financial Conglomerate, complied with regulatory capital requirements.

Grupo Aval’s financial subsidiaries

Decree 2555 of 2010 (as modified by Decree 1771 of 2012, Decree 1648 of 2014, Decree 2392 of 2015, Decrees 1477 of 2018 and 1421 of 2019) sets forth capital adequacy requirements for Colombian credit institutions. Starting on January 1, 2021, technical capital for Colombian credit institutions consisted of the sum of total Core Equity Tier I (CET1 or patrimonio básico ordinario), Additional Tier I capital (AT1 or patrimonio básico adicional), and Tier II capital (Tier II or patrimonio adicional). Tier I capital consist of the sum of CET1 (patrimonio básico ordinario) and AT1 (patrimonio básico adicional). Tier I and Tier II, as defined herein, may differ to the manner in which these terms are used in other jurisdictions.

Pursuant to Decrees 1477 of 2018 and 1421 of 2019 Basel III principles were introduced to estimate adequate capital in credit institutions as follows:

●	Total solvency ratio is defined as the value of the technical capital (CET1, AT1 and T2) calculated under the terms of the Decree 1477 of 2018 and the Decree 1421 of 2019, divided by risk-weighted assets by level of credit, market and operational risk, at a minimum of 9%. Pursuant to Decree 2555 of 2010 (as amended), the Superintendency of Finance must grant prior approval of the eligibility of a debt, equity or hybrid instrument in order to be classified as AT1;
●	A minimum CET1 of 4.5%;
●	A minimum Tier I of 6%;
●	A capital conservation buffer of 1.5% consisting of CET1;
●	A systemic risk buffer of 1.0% for systemically important financial institutions (SIFIS) consisting of CET1; and
●	In addition, these Decrees established a minimum leverage ratio of 3%.

These indicators (with the exception of the leverage ratio) must be achieved gradually from 2021 to 2024, in accordance with the transition plan established in the regulation. Banco de Bogotá is considered one of the systemically important financial institutions, according to Circular Externa 76 of December 2, 2020 issued by the Superintendency of Finance, and therefore must comply with the systemic buffer (explained above).

The following chart presents the statutory transition period as set forth in the Decrees 1477 of 2018 and 1421 of 2019:

(1)Requires highest quality of capital.

(2)Only apply to SIFIs as defined by the Superintendency of Finance. The Circular Letters 76 of 2020 and 72 of 2021 issued by the Superintendency of Finance, published the list of SIFIs for the year 2021 and 2022, which only included Banco de Bogotá among our Colombian banking subsidiaries, in accordance with the methodology defined for the identification of entities with systemic importance (External Circular 030 of 2019 issued by the same Superintendency).

As of December 31 2022, and 2021, all of Grupo Aval´s financial subsidiaries complied with the minimum regulatory capital requirements, as demonstrated in a table below:

Banco de Bogotá S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	3,553	Ps.	3,313
Reserves and retained earnings		13,301,448		18,371,450
Other comprehensive income		41,828		5,579,158
Net income for the period		2,804,925		4,356,721
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		(3,261,888)		(2,638,133)
Goodwill and other intangibles		(1,416,196)		(7,652,367)
Deferred tax assets		(1,035,857)		(1,221,886)
Other		(111)		—
CET1	Ps.	10,437,701	Ps.	16,798,256
Hybrid instruments recognized as additional primary capital		—		2,070,203
Other		—		—
AT1		—		2,070,203
Tier I	Ps.	10,437,701	Ps.	18,868,459

Subordinated bonds		3,135,871		3,438,652
Plus/minus others		—		—
Tier II capital	Ps.	3,135,871	Ps.	3,438,652
Other deductions from technical capital		—		(28,010)
Technical capital	Ps.	13,573,572	Ps.	22,279,101
Risk-weighted assets		88,898,130		142,407,577
Value at risk		759,624		1,013,946
Regulatory value at risk(1)		8,440,262		11,266,069
Operational risk		577,099		977,168
Regulatory operational risk(1)		6,412,206		10,857,424
Risk-weighted assets including regulatory value at risk and operational risk		103,750,598		164,531,069
CET1 solvency ratio		10.1%		10.2%
AT1 capital solvency ratio		0.0%		1.3%
Tier 1 capital solvency ratio		10.1%		11.5%
Tier II solvency ratio		3.0%		2.1%
Total solvency ratio(2)		13.1%		13.5%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	4,677	Ps.	4,677
Reserves and retained earnings		4,791,295		4,359,303
Other comprehensive income		(65,254)		210,348
Net income for the period		452,493		580,158
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		(226,950)		(671,120)
Goodwill and other intangibles		(533,300)		(447,966)
Deferred tax assets		—		(54,329)
Other		(4,190)		(4,592)
CET1	Ps.	4,418,771	Ps.	3,976,479
Hybrid instruments recognized as additional primary capital		—		—
Other		—		—
AT1		—		—
Tier I	Ps.	4,418,771	Ps.	3,976,479

Subordinated bonds		834,895		464,650
Plus/minus others		—		—
Tier II capital	Ps.	834,895	Ps.	464,650
Other deductions from technical capital		—		—
Technical capital	Ps.	5,253,666	Ps.	4,441,129
Risk-weighted assets		37,591,858		30,661,940
Value at risk		272,515		327,611
Regulatory value at risk(1)		3,027,946		3,640,125
Operational risk		227,231		150,386
Regulatory operational risk(1)		2,524,786		1,670,957
Risk-weighted assets including regulatory value at risk and operational risk		43,144,590		35,973,022
CET1 solvency ratio		10.2%		11.1%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		10.2%		11.1%
Tier II solvency ratio		1.9%		1.3%
Total solvency ratio(2)		12.2%		12.3%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	77,253	Ps.	77,253
Reserves and retained earnings		2,876,025		2,693,597
Other comprehensive income		198,193		269,860
Net income for the period		80,210		313,289
Non-controlling interests		29,714		28,249
Deductions:
Unconsolidated financial sector investments		(355,124)		(285,837)
Goodwill and other intangibles		(293,825)		(243,131)
Deferred tax assets		—		—
Other		(157,747)		(173,904)
CET1	Ps.	2,454,700	Ps.	2,679,376
Hybrid instruments recognized as additional primary capital		—		—
Other		—		—
AT1		—		—
Tier I	Ps.	2,454,700	Ps.	2,679,376

Subordinated bonds		177,147		196,830
Plus/minus others		—		—
Tier II capital	Ps.	177,147	Ps.	196,830
Other deductions from technical capital		—		—
Technical capital	Ps.	2,631,847	Ps.	2,876,206
Risk-weighted assets		18,473,302		17,137,233
Value at risk		147,685		173,261
Regulatory value at risk(1)		1,640,943		1,925,118
Operational risk		115,899		72,079
Regulatory operational risk(1)		1,287,767		800,880
Risk-weighted assets including regulatory value at risk and operational risk		21,402,012		19,863,231
CET1 solvency ratio		11.5%		13.5%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		11.5%		13.5%
Tier II solvency ratio		0.8%		1.0%
Total solvency ratio(2)		12.3%		14.5%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	22,297	Ps.	22,297
Reserves and retained earnings		1,524,474		1,421,317
Other comprehensive income		(30,491)		69,909
Net income for the period		112,035		161,587
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(124,474)		(110,987)
Deferred tax assets		—		(38,214)
Other		(153,441)		(197,730)
CET1	Ps.	1,350,401	Ps.	1,328,179
Hybrid instruments recognized as additional primary capital		—		—
Other		176		176
AT1		176		176
Tier I	Ps.	1,350,577	Ps.	1,328,355

Subordinated bonds		—		—
Plus/minus others		25,317		67,754
Tier II capital	Ps.	25,317	Ps.	67,754
Other deductions from technical capital		—		—
Technical capital	Ps.	1,375,894	Ps.	1,396,109
Risk-weighted assets		10,419,661		8,781,323
Value at risk		96,711		126,799
Regulatory value at risk(1)		1,074,571		1,408,877
Operational risk		81,824		55,291
Regulatory operational risk(1)		909,158		614,340
Risk-weighted assets including regulatory value at risk and operational risk		12,403,390		10,804,540
CET1 solvency ratio		10.9%		12.3%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		10.9%		12.3%
Tier II solvency ratio		0.2%		0.6%
Total solvency ratio(2)		11.1%		12.9%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	3,464	Ps.	3,234
Reserves and retained earnings		9,587,611		8,406,277
Other comprehensive income		47,709		643,767
Net income for the period		1,713,807		1,295,635
Non-controlling interests		1,210		877
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(66,553)		(39,333)
Deferred tax assets		(5,191)		(2,060)
Other		(5,847)		(10,672)
CET1	Ps.	11,276,209	Ps.	10,297,725
Hybrid instruments recognized as additional primary capital		—		—
Other		192		181
AT1		192		181
Tier I	Ps.	11,276,401	Ps.	10,297,906

Subordinated bonds		—		—
Plus/minus others		—		—
Tier II capital	Ps.	—	Ps.	—
Other deductions from technical capital		(44,131)		(49,152)
Technical capital	Ps.	11,232,270	Ps.	10,248,754
Risk-weighted assets		18,238,986		15,660,907
Value at risk		190,534		211,684
Regulatory value at risk(1)		2,117,047		2,352,045
Operational risk		303,453		190,089
Regulatory operational risk(1)		3,371,697		2,112,103
Risk-weighted assets including regulatory value at risk and operational risk		23,727,730		20,125,055
CET1 solvency ratio		47.5%		51.2%
AT1 capital solvency ratio		0.0%		0.0%
Tier 1 capital solvency ratio		47.5%		51.2%
Tier II solvency ratio		0.0%		0.0%
Total solvency ratio(2)		47.3%		50.9%

(1)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Porvenir S.A.

Likewise, Porvenir has adequately complied with the capital requirements established for pensions fund administrators in Colombia. The following is the detail of the capital requirements defined for this type of financial institution:

		At December 31,
		2022		2021
Subscribed and paid-in capital	Ps.	109,211	Ps.	109,211
Reserves and retained earnings		2,312,131		2,032,639
Deductions:
Others		(50,626)		(50,626)
Primary capital	Ps.	2,370,715	Ps.	2,091,223

Unrealized gains/losses on securities available for sale(1)		(31,628)		(2,063)
Secondary capital (Tier II)	Ps.	(31,628)	Ps.	(2,063)

Deductions:
Value of the stabilization reserve		(1,781,676)		(1,612,832)
Technical capital	Ps.	557,412	Ps.	476,328
Risk-weighted assets		907,164		1,096,715
Value at risk		13,808		23,700
Regulatory value at risk(1)		153,419		263,338
Operational risk		1,065,159		1,132,524
Regulatory operational risk(2)		1,420,213		1,510,032
Risk-weighted assets including regulatory value at risk and operational risk		2,480,795		2,870,085
Solvency ratio(3)		22.5%		16.6%

(1)    Unrealized gains/losses on securities available for sale do not flow through the Consolidate Statement of Income until such securities are disposed of and the gain or loss is realized.

(2)      Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(3)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.